UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21993

RevenueShares ETF Trust
(Exact name of registrant as specified in charter)

One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, PA		19103
(Address of principal executive offices)		(Zip code)

Vincent T. Lowry One Commerce Square 2005 Market Street, Suite 2020 Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-877-738-8870

Date of fiscal year end:	June 30

Date of reporting period:	January 1, 2009 – March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

SCHEDULE OF INVESTMENTS

REVENUESHARES LARGE CAP FUND

MARCH 31, 2009 (UNAUDITED)

Investments	Shares	Value

COMMON STOCKS—99.7%

Automobiles & Components—3.0%
Ford Motor Co. *	213,834	$562,383
General Motors Corp.	171,500	332,710
Goodyear Tire & Rubber Co. *	14,601	91,402
Harley-Davidson, Inc.	1,576	21,103
Johnson Controls, Inc.	8,710	104,520

Total Automobiles & Components		1,112,118

Banks—1.1%
BB&T Corp.	1,677	28,375
Comerica, Inc.	963	17,633
Fifth Third Bancorp	4,951	14,457
First Horizon National Corp.	1,378	14,800
Hudson City Bancorp., Inc.	705	8,241
Huntington Bancshares, Inc.	2,249	3,733
KeyCorp	3,841	30,229
M&T Bank Corp.	327	14,793
Marshall & Ilsley Corp.	1,121	6,311
People’s United Financial, Inc.	282	5,068
PNC Financial Services Group, Inc.	923	27,035
Regions Financial Corp.	5,088	21,675
SunTrust Banks, Inc.	1,983	23,280
U.S. Bancorp	3,522	51,456
Wells Fargo & Co.	8,770	124,885
Zions Bancorporation	614	6,036

Total Banks		398,007

Capital Goods—7.9%
3M Co.	1,970	97,948
Boeing Co.	7,161	254,787
Caterpillar, Inc.	5,058	141,422
Cooper Industries Ltd., Class A	1,011	26,144
Cummins, Inc.	2,567	65,330
Danaher Corp.	1,057	57,311
Deere & Co.	3,099	101,864
Dover Corp.	1,110	29,282
Eaton Corp.	1,466	54,037
Emerson Electric Co.	3,232	92,371
Fastenal Co.	304	9,775
Flowserve Corp.	363	20,372
Fluor Corp.	1,840	63,572
General Dynamics Corp.	2,301	95,699
General Electric Co.	45,450	459,499
Goodrich Corp.	880	33,343
Honeywell International, Inc.	5,093	141,891
Illinois Tool Works, Inc.	2,309	71,233
Ingersoll-Rand Co. Ltd., Class A	3,323	45,857

See Notes to Schedule of Investments.

Investments	Shares	Value

Capital Goods—7.9% (continued)
ITT Corp.	1,126	$43,317
Jacobs Engineering Group, Inc. *	963	37,230
L-3 Communications Holdings, Inc.	919	62,308
Lockheed Martin Corp.	2,360	162,911
Manitowoc Co., Inc.	2,229	7,289
Masco Corp.	4,420	30,852
Northrop Grumman Corp.	3,514	153,351
PACCAR, Inc.	2,491	64,168
Pall Corp.	393	8,029
Parker Hannifin Corp.	1,344	45,669
Precision Castparts Corp.	509	30,489
Raytheon Co.	1,918	74,687
Rockwell Automation, Inc.	820	17,909
Rockwell Collins, Inc.	569	18,572
Textron, Inc.	4,247	24,378
United Technologies Corp.	5,009	215,287
W.W. Grainger, Inc.	402	28,212

Total Capital Goods		2,886,395

Commercial & Professional Services—0.6%
Avery Dennison Corp.	942	21,044
Cintas Corp.	673	16,637
Dun & Bradstreet Corp.	103	7,931
Equifax, Inc.	349	8,533
Iron Mountain, Inc. *	329	7,294
Monster Worldwide, Inc. *	543	4,425
Pitney Bowes, Inc.	1,140	26,619
R.R. Donnelley & Sons Co.	4,227	30,984
Republic Services, Inc.	574	9,844
Robert Half International, Inc.	1,125	20,059
Stericycle, Inc. *	87	4,153
Waste Management, Inc.	1,900	48,640

Total Commercial & Professional Services		206,163

Consumer Durables & Apparel—1.4%
Black & Decker Corp.	649	20,482
Centex Corp.	3,835	28,763
Coach, Inc. *	646	10,788
D.R. Horton, Inc.	4,802	46,579
Eastman Kodak Co.	7,061	26,832
Fortune Brands, Inc.	824	20,229
Harman International Industries, Inc.	1,128	15,262
Hasbro, Inc.	621	15,568
KB Home	1,310	17,266
Leggett & Platt, Inc.	1,226	15,926
Lennar Corp. Class A	2,602	19,541
Mattel, Inc.	1,779	20,512
Newell Rubbermaid, Inc.	2,269	14,476
Nike, Inc. Class B	1,569	73,571
Polo Ralph Lauren Corp.	462	19,520
Pulte Homes, Inc.	3,097	33,850
Snap-On, Inc.	354	8,885
Stanley Works	644	18,753
VF Corp.	635	36,265

See Notes to Schedule of Investments.

Investments	Shares	Value

Consumer Durables & Apparel—1.4% (continued)
Whirlpool Corp.	2,215	$65,542

Total Consumer Durables & Apparel		528,610

Consumer Services—1.2%
Apollo Group, Inc. Class A *	176	13,786
Carnival Corp.	2,943	63,569
Darden Restaurants, Inc.	1,222	41,866
H&R Block, Inc.	793	14,425
International Game Technology	1,040	9,589
Marriott International, Inc. Class A	3,458	56,573
McDonald’s Corp.	1,650	90,040
Starbucks Corp. *	4,804	53,372
Starwood Hotels & Resorts Worldwide, Inc.	1,769	22,466
Wyndham Worldwide Corp.	3,428	14,398
Wynn Resorts Ltd. *	319	6,370
Yum! Brands, Inc.	1,674	46,002

Total Consumer Services		432,456

Diversified Financials—6.4%
American Express Co.	7,178	97,836
Ameriprise Financial, Inc.	1,826	37,415
Bank of America Corp.	34,644	236,272
Bank of New York Mellon Corp.	2,864	80,908
Capital One Financial Corp.	3,032	37,112
Charles Schwab Corp.	1,440	22,320
CIT Group, Inc.	7,185	20,477
Citigroup, Inc.	67,740	171,382
CME Group, Inc.	52	12,812
Discover Financial Services	3,072	19,384
E*Trade Financial Corp. *	4,761	6,094
Federated Investors, Inc. Class B	272	6,055
Franklin Resources, Inc.	473	25,481
Goldman Sachs Group, Inc.	4,534	480,695
IntercontinentalExchange, Inc. *	46	3,426
Invesco Ltd.	1,398	19,376
Janus Capital Group, Inc.	652	4,336
JPMorgan Chase & Co.	15,509	412,229
Legg Mason, Inc.	1,041	16,552
Leucadia National Corp. *	255	3,797
Moody’s Corp.	386	8,847
Morgan Stanley	21,378	486,776
Nasdaq OMX Group, Inc. *	594	11,631
Northern Trust Corp.	520	31,106
NYSE Euronext	759	13,586
SLM Corp. *	3,854	19,077
State Street Corp.	1,552	47,771
T. Rowe Price Group, Inc.	310	8,947

Total Diversified Financials		2,341,700

See Notes to Schedule of Investments.

Investments	Shares	Value

Energy—16.0%
Anadarko Petroleum Corp.	1,633	$63,507
Apache Corp.	790	50,631
Baker Hughes, Inc.	1,551	44,281
BJ Services Co.	1,929	19,194
Cabot Oil & Gas Corp.	136	3,206
Cameron International Corp. *	1,141	25,022
Chesapeake Energy Corp.	3,336	56,912
Chevron Corp.	14,635	984,058
ConocoPhillips	18,249	714,631
Consol Energy, Inc.	599	15,119
Devon Energy Corp.	1,009	45,092
Diamond Offshore Drilling, Inc.	577	36,270
El Paso Corp.	3,158	19,738
ENSCO International, Inc.	305	8,052
EOG Resources, Inc.	384	21,028
Exxon Mobil Corp.	24,004	1,634,673
Halliburton Co.	4,300	66,521
Hess Corp.	3,862	209,320
Marathon Oil Corp.	12,967	340,902
Massey Energy Co.	840	8,501
Murphy Oil Corp.	2,821	126,296
Nabors Industries Ltd. *	1,784	17,822
National Oilwell Varco, Inc. *	2,112	60,636
Noble Energy, Inc.	344	18,535
Occidental Petroleum Corp.	1,981	110,243
Peabody Energy Corp.	1,030	25,791
Pioneer Natural Resources Co.	566	9,322
Range Resources Corp.	156	6,421
Rowan Cos., Inc.	558	6,679
Schlumberger Ltd.	2,620	106,424
Smith International, Inc.	1,725	37,053
Southwestern Energy Co. *	335	9,946
Spectra Energy Corp.	1,433	20,263
Sunoco, Inc.	6,748	178,687
Tesoro Corp.	13,937	187,731
Valero Energy Corp.	28,111	503,187
Williams Cos., Inc.	3,472	39,511
XTO Energy, Inc.	865	26,486

Total Energy		5,857,691

Food & Staples Retailing—8.7%
Costco Wholesale Corp.	5,591	258,975
CVS Caremark Corp.	12,858	353,466
Kroger Co.	11,484	243,690
Safeway, Inc.	7,967	160,854
SUPERVALU, Inc.	15,034	214,686
SYSCO Corp.	7,021	160,079
Walgreen Co.	9,471	245,867
Wal-Mart Stores, Inc.	28,554	1,487,664
Whole Foods Market, Inc.	3,185	53,508

Total Food & Staples Retailing		3,178,789

See Notes to Schedule of Investments.

Investments	Shares	Value

Food Beverage & Tobacco—4.8%
Altria Group, Inc.	5,939	$95,143
Archer-Daniels-Midland Co.	9,664	268,467
Brown-Forman Corp. Class B	222	8,620
Campbell Soup Co.	1,178	32,230
Coca-Cola Co.	3,019	132,685
Coca-Cola Enterprises, Inc.	9,058	119,475
ConAgra Foods, Inc.	3,615	60,985
Constellation Brands, Inc. Class A *	1,156	13,756
Dean Foods Co. *	3,592	64,943
Dr Pepper Snapple Group, Inc. *	1,508	25,500
General Mills, Inc.	930	46,388
H.J. Heinz Co.	1,132	37,424
Hershey Co.	609	21,163
J.M. Smucker Co.	256	9,541
Kellogg Co.	1,268	46,447
Kraft Foods, Inc. Class A	6,696	149,254
Lorillard Inc.	279	17,225
McCormick & Co., Inc.†	455	13,454
Molson Coors Brewing Co. Class B	526	18,031
Pepsi Bottling Group, Inc.	3,208	71,025
PepsiCo, Inc.	3,452	177,710
Philip Morris International, Inc.	2,678	95,283
Reynolds American, Inc.	939	33,654
Sara Lee Corp.	5,806	46,912
Tyson Foods, Inc. Class A	16,378	153,790

Total Food Beverage & Tobacco		1,759,105

Health Care Equipment & Services—7.5%
Aetna, Inc.	5,493	133,645
AmerisourceBergen Corp.	8,865	289,531
Baxter International, Inc.	1,021	52,296
Becton Dickinson & Co.	449	30,191
Boston Scientific Corp. *	4,765	37,882
C.R. Bard, Inc.	125	9,965
Cardinal Health, Inc.	12,142	382,229
Cigna Corp.	5,415	95,250
Coventry Health Care, Inc. *	3,857	49,910
Covidien Ltd.	1,176	39,090
DaVita, Inc. *	485	21,316
DENTSPLY International, Inc.	375	10,069
Express Scripts, Inc. *	1,397	64,499
Hospira, Inc. *	572	17,652
Humana, Inc. *	3,607	94,071
IMS Health, Inc.	670	8,355
Intuitive Surgical, Inc. *	29	2,765
Laboratory Corp. of America Holdings *	303	17,722
McKesson Corp.	11,592	406,183
Medco Health Solutions, Inc. *	5,370	221,996
Medtronic, Inc.	1,809	53,311
Patterson Cos., Inc. *	699	13,183
Quest Diagnostics, Inc.	643	30,530
St. Jude Medical, Inc. *	585	21,253
Stryker Corp.	715	24,339
Tenet Healthcare Corp. *	30,617	35,516
UnitedHealth Group, Inc.	14,097	295,050

See Notes to Schedule of Investments.

Investments	Shares	Value

Health Care Equipment & Services—7.5% (continued)
Varian Medical Systems, Inc. *	238	$7,245
WellPoint, Inc. *	7,023	266,663
Zimmer Holdings, Inc. *	454	16,571

Total Health Care Equipment & Services		2,748,278

Household & Personal Products—1.4%
Avon Products, Inc.	2,032	39,075
Clorox Co.	411	21,158
Colgate-Palmolive Co.	1,088	64,170
Estee Lauder Cos., Inc. Class A	1,097	27,041
Kimberly-Clark Corp.	1,596	73,592
Procter & Gamble Co.	5,794	272,840

Total Household & Personal Products		497,876

Insurance—3.1%
Aflac, Inc.	1,676	32,447
Allstate Corp.	5,228	100,116
American International Group, Inc.	128,704	128,704
AON Corp.	804	32,819
Assurant, Inc.	1,648	35,893
Chubb Corp.	1,161	49,134
Cincinnati Financial Corp.	532	12,167
Genworth Financial, Inc. Class A	15,147	28,779
Hartford Financial Services Group, Inc.	4,308	33,818
Lincoln National Corp.	2,729	18,257
Loews Corp.	2,510	55,471
Marsh & McLennan Cos., Inc.	2,235	45,259
MetLife, Inc.	7,754	176,559
Principal Financial Group, Inc.	2,474	20,237
Progressive Corp. *	3,682	49,486
Prudential Financial, Inc.	5,339	101,548
Torchmark Corp.	364	9,548
Travelers Cos., Inc.	2,655	107,899
Unum Group	2,896	36,200
XL Capital Ltd. Class A	11,500	62,790

Total Insurance		1,137,131

Materials—3.8%
Air Products & Chemicals, Inc.	906	50,963
AK Steel Holding Corp.	3,539	25,198
Alcoa, Inc.	12,636	92,748
Allegheny Technologies, Inc.	995	21,820
Ball Corp.	816	35,414
Bemis Co. Inc.	634	13,295
CF Industries Holdings, Inc.	328	23,331
Dow Chemical Co.	12,998	109,573
E.I. Du Pont de Nemours & Co.	5,208	116,295
Eastman Chemical Co.	1,015	27,202
Ecolab, Inc.	734	25,492
Freeport-McMoRan Copper & Gold, Inc.	3,737	142,416
International Flavors & Fragrances, Inc.	337	10,265
International Paper Co.	8,268	58,207
MeadWestvaco Corp.	2,645	31,714

See Notes to Schedule of Investments.

Investments	Shares	Value

Materials—3.8% (continued)
Monsanto Co.	660	$54,846
Newmont Mining Corp.	700	31,332
Nucor Corp.	2,347	89,585
Owens-Illinois, Inc.*	8,102	116,992
Pactiv Corp. *	661	9,644
PPG Industries, Inc.	1,480	54,612
Praxair, Inc.	831	55,918
Rohm & Haas Co.	620	48,881
Sealed Air Corp.	1,395	19,251
Sigma-Aldrich Corp.	239	9,032
Titanium Metals Corp.	577	3,156
United States Steel Corp.	2,691	56,861
Vulcan Materials Co.	240	10,630
Weyerhaeuser Co.	1,172	32,312

Total Materials		1,376,985

Media—2.5%
CBS Corp. Class B†	7,772	29,844
Comcast Corp. Class A	9,071	123,728
DIRECTV Group, Inc. *	3,543	80,745
Gannett Co., Inc.	4,003	8,807
Interpublic Group of Cos., Inc. *	7,725	31,827
McGraw-Hill Cos., Inc.	1,181	27,009
Meredith Corp.	443	7,372
New York Times Co. Class A	1,786	8,073
News Corp. Class A	17,256	114,235
Omnicom Group, Inc.	2,122	49,655
Scripps Networks Interactive, Inc., Class A	318	7,158
Time Warner Cable, Inc.	1,703	42,244
Time Warner, Inc.	9,089	175,417
Viacom, Inc., Class B *	3,778	65,662
Walt Disney Co.	6,924	125,740
Washington Post Co. Class B	51	18,212

Total Media		915,728

Pharmaceuticals, Biotechnology—3.6%
Abbott Laboratories	2,353	112,238
Allergan, Inc.	551	26,316
Amgen, Inc. *	1,097	54,323
Biogen Idec, Inc. *	359	18,819
Bristol-Myers Squibb Co.	3,950	86,584
Celgene Corp. *	179	7,948
Cephalon, Inc. *	106	7,219
Eli Lilly & Co.	2,424	80,986
Forest Laboratories, Inc. *	622	13,659
Genzyme Corp. *	297	17,639
Gilead Sciences, Inc. *	476	22,048
Johnson & Johnson	4,711	247,798
King Pharmaceuticals, Inc. *	755	5,338
Life Technologies Corp. *	275	8,932
Merck & Co., Inc.	3,805	101,784
Millipore Corp. *	140	8,037
Mylan Inc. *	2,170	29,100
PerkinElmer, Inc.	648	8,275

See Notes to Schedule of Investments.

Investments	Shares	Value

Pharmaceuticals, Biotechnology—3.6% (continued)
Pfizer, Inc.	12,444	$169,486
Schering-Plough Corp.	4,455	104,915
Thermo Fisher Scientific, Inc. *	1,482	52,863
Waters Corp. *	189	6,984
Watson Pharmaceuticals, Inc. *	441	13,720
Wyeth	2,779	119,608

Total Pharmaceuticals, Biotechnology		1,324,619

Real Estate—0.4%
Apartment Investment & Management Co. Class A (a)	730	4,000
AvalonBay Communities, Inc. (a)	59	2,777
Boston Properties, Inc. (a)	118	4,134
CB Richard Ellis Group, Inc. Class A *	6,628	26,710
Equity Residential (a)	294	5,395
HCP, Inc. (a)	202	3,606
Health Care REIT, Inc. (a)	504	15,417
Host Hotels & Resorts, Inc. (a)	3,285	12,877
Kimco Realty Corp. (a)	269	2,050
Plum Creek Timber Co., Inc. (a)	213	6,192
Prologis (a)	2,965	19,272
Public Storage (a)	112	6,188
Simon Property Group, Inc. (a)	329	11,397
Ventas, Inc. (a)	383	8,660
Vornado Realty Trust (a)	221	7,346

Total Real Estate		136,021

Retailing—6.8%
Abercrombie & Fitch Co. Class A	753	17,921
Amazon.com, Inc. *	1,566	115,007
AutoNation, Inc. *	7,552	104,822
Autozone, Inc. *	207	33,662
Bed Bath & Beyond, Inc. *	1,264	31,284
Best Buy Co., Inc.	7,105	269,705
Big Lots, Inc. *	1,347	27,991
Expedia, Inc. *	1,653	15,009
Family Dollar Stores, Inc.	1,169	39,010
GameStop Corp. Class A *	1,183	33,148
Gap, Inc.	5,271	68,470
Genuine Parts Co.	1,291	38,549
Home Depot, Inc.	13,896	327,389
JC Penney Co., Inc.	4,350	87,305
Kohl’s Corp. *	1,989	84,174
Limited Brands, Inc.	5,410	47,067
Lowe’s Cos., Inc.	9,299	169,707
Macy’s, Inc.	13,933	124,004
Nordstrom, Inc.	3,094	51,825
Office Depot, Inc. *	25,880	33,903
O’Reilly Automotive, Inc. *	404	14,144
RadioShack Corp.	1,663	14,252
Sears Holdings Corp. *	5,461	249,622
Sherwin-Williams Co.	609	31,650
Staples, Inc.	4,825	87,381
Target Corp.	7,689	264,424
Tiffany & Co.	521	11,233

See Notes to Schedule of Investments.

Investments	Shares	Value

Retailing—6.8% (continued)
TJX Cos., Inc.	3,895	$99,868

Total Retailing		2,492,526

Semiconductors & Semiconductor Equipment—1.3%
Advanced Micro Devices, Inc. *	12,161	37,091
Altera Corp.	363	6,371
Analog Devices, Inc.	565	10,888
Applied Materials, Inc.	3,479	37,399
Broadcom Corp. Class A *	1,080	21,578
Intel Corp.	11,595	174,505
KLA-Tencor Corp.	543	10,860
Linear Technology Corp.	200	4,596
LSI Corp. *	3,521	10,704
MEMC Electronic Materials, Inc. *	597	9,845
Microchip Technology, Inc.	206	4,365
Micron Technology, Inc. *	12,890	52,333
National Semiconductor Corp.	701	7,199
Novellus Systems Inc. *	391	6,502
NVIDIA Corp. *	1,895	18,685
Teradyne, Inc. *	1,222	5,352
Texas Instruments, Inc.	3,711	61,269
Xilinx, Inc.	439	8,411

Total Semiconductors & Semiconductor Equipment		487,953

Software & Services—2.5%
Adobe Systems, Inc. *	700	14,973
Affiliated Computer Services, Inc. Class A *	661	31,655
Akamai Technologies, Inc. *	230	4,462
Autodesk, Inc. *	495	8,321
Automatic Data Processing, Inc.	946	33,261
BMC Software, Inc. *	302	9,966
CA, Inc.	1,018	17,927
Citrix Systems, Inc. *	281	6,362
Cognizant Technology Solutions Corp. Class A *	644	13,389
Computer Sciences Corp. *	2,182	80,385
Compuware Corp. *	835	5,503
Convergys Corp. *	1,929	15,586
eBay, Inc. *	2,619	32,895
Electronic Arts, Inc. *	808	14,698
Fidelity National Information Services, Inc.	1,300	23,660
Fiserv, Inc. *	622	22,678
Google, Inc. Class A *	285	99,196
Intuit, Inc. *	550	14,850
Mastercard, Inc. Class A	148	24,787
McAfee, Inc. *	354	11,859
Microsoft Corp.	12,845	235,962
Novell, Inc. *	1,080	4,601
Oracle Corp. *	5,415	97,849
Paychex, Inc.	333	8,548
Salesforce.com, Inc. *	100	3,273
Symantec Corp. *	1,938	28,954
Total System Services, Inc.	592	8,176
VeriSign, Inc. *	255	4,812
Western Union Co.	1,621	20,376

See Notes to Schedule of Investments.

Investments	Shares	Value

Software & Services—2.5% (continued)
Yahoo! Inc. *	2,378	$30,462

Total Software & Services		929,426

Technology Hardware & Equipment—6.1%
Agilent Technologies, Inc. *	1,458	22,409
Amphenol Corp. Class A	646	18,405
Apple, Inc. *	1,371	144,120
Ciena Corp *	577	4,489
Cisco Systems, Inc. *	9,680	162,334
Corning, Inc.	3,187	42,291
Dell, Inc. *	22,605	214,295
EMC Corp. *	5,758	65,641
Flir Systems, Inc. *	1,551	31,764
Harris Corp.	603	17,451
Hewlett-Packard Co.	13,697	439,126
International Business Machines Corp.	5,376	520,881
Jabil Circuit, Inc.	8,401	46,710
JDS Uniphase Corp. *	1,673	5,437
Juniper Networks, Inc. *	848	12,771
Lexmark International, Inc. Class A *	753	12,703
Molex, Inc.	1,028	14,125
Motorola, Inc.	33,078	139,920
NetApp Inc. *	974	14,454
QLogic Corp. *	198	2,202
QUALCOMM, Inc.	1,262	49,104
SanDisk Corp. *	1,734	21,935
Sun Microsystems Inc. *	14,601	106,879
Tellabs, Inc. *	1,828	8,372
Teradata Corp. *	507	8,224
Tyco Electronics Ltd.	3,986	44,005
Xerox Corp.	10,585	48,162

Total Technology Hardware & Equipment		2,218,209

Telecommunication Services—3.6%
American Tower Corp., Class A *	252	7,668
AT&T, Inc.	19,172	483,135
CenturyTel, Inc.	452	12,710
Embarq Corp.	921	34,860
Frontier Communications Corp.	1,162	8,343
Qwest Communications International, Inc.	20,623	70,531
Sprint Nextel Corp. *	85,901	306,667
Verizon Communications, Inc.	12,611	380,852
Windstream Corp.	1,568	12,638

Total Telecommunication Services		1,317,404

Transportation—1.8%
Burlington Northern Santa Fe Corp.	1,055	63,458
C.H. Robinson Worldwide, Inc.	743	33,888
CSX Corp.	1,501	38,801
Expeditors International of Washington, Inc.	794	22,462
FedEx Corp.	2,613	116,252
Norfolk Southern Corp.	1,013	34,189
Ryder System, Inc.	838	23,724

See Notes to Schedule of Investments.

Investments	Shares	Value

Transportation—1.8% (continued)
Southwest Airlines Co.	5,956	$37,701
Union Pacific Corp.	1,735	71,326
United Parcel Service, Inc. Class B	4,248	209,087

Total Transportation		650,888

Utilities—4.2%
AES Corp. *	9,757	56,688
Allegheny Energy, Inc.	465	10,774
Ameren Corp.	1,030	23,886
American Electric Power Co., Inc.	2,091	52,819
Centerpoint Energy, Inc.	3,795	39,582
CMS Energy Corp.	2,933	34,727
Consolidated Edison, Inc.	1,484	58,781
Constellation Energy Group, Inc.	3,190	65,905
Dominion Resources, Inc.	1,935	59,966
DTE Energy Co.	1,161	32,160
Duke Energy Corp.	3,791	54,287
Dynegy Inc. Class A *	8,390	11,830
Edison International	1,860	53,587
Entergy Corp.	672	45,756
EQT Corp.	1,285	40,259
Exelon Corp.	1,492	67,722
FirstEnergy Corp.	1,075	41,495
FPL Group, Inc.	1,497	75,943
Integrys Energy Group, Inc.	1,378	35,883
Nicor, Inc.	446	14,821
NiSource, Inc.	3,212	31,478
Northeast Utilities	4,072	87,914
Pepco Holdings, Inc.	2,667	33,284
PG&E Corp.	1,657	63,331
Pinnacle West Capital Corp.	502	13,333
PPL Corp.	1,036	29,744
Progress Energy, Inc.	999	36,224
Public Service Enterprise Group, Inc.	1,929	56,848
Questar Corp.	454	13,361
SCANA Corp.	3,598	111,141
Sempra Energy	1,191	55,072
Southern Co.	1,954	59,831
TECO Energy, Inc.	1,195	13,324
Wisconsin Energy Corp.	437	17,991
Xcel Energy, Inc.	2,610	48,624

Total Utilities		1,548,371

Total Investments—99.7% (Cost $48,653,718)		36,482,449

Other Assets in Excess of Liabilities—0.3%		104,567

Net Assets—100.0%		$36,587,016

See Notes to Schedule of Investments.

*	Non-income producing security.
†	Non-voting shares.
(a)	Real Estate Investment Trust.

See Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

REVENUESHARES MID CAP FUND

MARCH 31, 2009 (UNAUDITED)

Investments	Shares	Value

COMMON STOCKS—100.0%

Automobiles & Components—0.9%
BorgWarner, Inc.	2,997	$60,839
Gentex Corp.	823	8,197
Thor Industries, Inc.	2,308	36,051

Total Automobiles & Components		105,087

Banks—2.3%
Associated Banc-Corp.	882	13,618
Astoria Financial Corp.	819	7,527
BancorpSouth, Inc.	558	11,629
Bank of Hawaii Corp.	224	7,388
Cathay General Bancorp	368	3,838
City National Corp.	300	10,131
Colonial BancGroup, Inc.	9,198	8,278
Commerce Bancshares, Inc.	349	12,669
Cullen/Frost Bankers, Inc.	226	10,608
First Niagara Financial Group, Inc.	416	4,534
FirstMerit Corp.	415	7,553
Fulton Financial Corp.	1,109	7,353
International Bancshares Corp.	336	2,621
NewAlliance Bancshares, Inc.	416	4,884
New York Community Bancorp, Inc.	1,562	17,448
PacWest Bancorp	147	2,107
SVB Financial Group *	210	4,202
Synovus Financial Corp.	3,511	11,411
TCF Financial Corp.	1,314	15,453
Trustmark Corp.	4,511	82,911
Valley National Bancorp	676	8,362
Washington Federal, Inc.	500	6,645
Webster Financial Corp.	921	3,914
Westamerica Bancorporation	63	2,870
Wilmington Trust Corp.	544	5,271

Total Banks		273,225

Capital Goods—11.4%
Aecom Technology Corp. *	149	3,886
AGCO Corp. *	4,245	83,202
Alliant Techsystems, Inc. *	534	35,767
AMETEK, Inc.	958	29,957
BE Aerospace, Inc. *	3,085	26,747
Bucyrus International, Inc.	1,326	20,129
Carlisle Cos., Inc.	1,602	31,447
Crane Co.	1,936	32,680
Donaldson Co., Inc.	727	19,513
Dycom Industries, Inc. *	1,936	11,209
Federal Signal Corp.	1,592	8,390
GATX Corp.	491	9,933
Graco, Inc.	427	7,289
Granite Construction, Inc.	648	24,287
Harsco Corp.	1,842	40,837

See Notes to Schedule of Investments.

Investments	Shares	Value

Capital Goods—11.4% (continued)
Hubbell, Inc. Class B	965	$26,016
IDEX Corp.	733	16,031
Joy Global, Inc.	1,528	32,546
KBR, Inc.	7,687	106,157
Kennametal, Inc.	1,493	24,202
Lennox International, Inc.	704	18,628
Lincoln Electric Holdings, Inc.	615	19,489
MSC Industrial Direct Co. Class A	596	18,518
Nordson Corp.	414	11,770
Oshkosh Corp.	9,702	65,391
Pentair, Inc.	1,576	34,152
Quanta Services, Inc. *	2,247	48,198
Roper Industries, Inc.	642	27,253
Shaw Group, Inc. *	4,008	109,859
SPX Corp.	1,832	86,122
Terex Corp. *	7,076	65,453
Thomas & Betts Corp. *	1,250	31,275
Timken Co.	4,053	56,580
Trinity Industries, Inc.	3,205	29,294
United Rentals, Inc. *	5,802	24,426
URS Corp. *	2,614	105,632
Wabtec Corp.	405	10,684
Woodward Governor Co.	738	8,251

Total Capital Goods		1,361,200

Commercial & Professional Services—4.7%
Brink’s Co.	1,778	47,046
Clean Harbors, Inc. *	194	9,312
Copart, Inc. *	308	9,135
Corporate Executive Board Co.	299	4,336
Corrections Corp. of America *	1,129	14,462
Deluxe Corp.	1,493	14,378
FTI Consulting, Inc. *	321	15,883
Herman Miller, Inc.	1,608	17,141
HNI Corp.	1,961	20,394
Kelly Services, Inc. Class A	5,496	44,243
Korn/Ferry International *	829	7,511
Manpower, Inc.	7,742	244,105
Mine Safety Appliances Co.	535	10,711
MPS Group, Inc. *	4,001	23,806
Navigant Consulting, Inc. *	497	6,496
Rollins, Inc.	668	11,456
Waste Connections, Inc. *	395	10,152
Watson Wyatt Worldwide, Inc. Class A	1,152	56,874

Total Commercial & Professional Services		567,441

Consumer Durables & Apparel—3.2%
American Greetings Corp. Class A	2,247	11,370
Blyth, Inc.	498	13,013
Callaway Golf Co.	1,316	9,449
Hanesbrands, Inc. *	4,216	40,347
MDC Holdings, Inc.	707	22,016
Mohawk Industries, Inc. *	2,215	66,162
NVR, Inc. *	107	45,769
Phillips-Van Heusen Corp.	1,445	32,773
Ryland Group, Inc.	1,426	23,757

See Notes to Schedule of Investments.

Investments	Shares	Value

Consumer Durables & Apparel—3.2% (continued)
Timberland Co. Class A *	1,496	$17,862
Toll Brothers, Inc. *	1,927	34,994
Tupperware Brands Corp.	1,315	22,342
Under Armour, Inc. Class A *	320	5,258
Warnaco Group Inc. *	1,442	34,608

Total Consumer Durables & Apparel		379,720

Consumer Services—3.2%
Bob Evans Farms, Inc.	1,054	23,631
Boyd Gaming Corp.	4,886	18,225
Brinker International, Inc.	5,544	83,715
Brinks Home Security Holdings, Inc. *	350	7,910
Career Education Corp. *	1,090	26,116
Cheesecake Factory *	2,505	28,682
Chipotle Mexican Grill, Inc. Class A *	243	16,130
Corinthian Colleges, Inc. *	747	14,529
DeVry, Inc.	213	10,262
International Speedway Corp. Class A	339	7,478
ITT Educational Services, Inc. *	129	15,663
Life Time Fitness, Inc. *	740	9,294
Matthews International Corp. Class A	230	6,626
Panera Bread Co. Class A *	293	16,379
Regis Corp.	2,745	39,666
Scientific Games Corp. Class A *	801	9,700
Service Corp. International	4,691	16,372
Sotheby’s	979	8,811
Strayer Education, Inc.	20	3,597
Wendy’s/Arby’s Group, Inc. Class A	3,259	16,393

Total Consumer Services		379,179

Diversified Financials—1.3%
Affiliated Managers Group, Inc. *	443	18,478
AmeriCredit Corp. *	4,250	24,905
Apollo Investment Corp.	483	1,681
Eaton Vance Corp.	647	14,784
Jefferies Group, Inc.	1,963	27,089
Raymond James Financial, Inc.	2,019	39,774
SEI Investments Co.	1,080	13,187
Waddell & Reed Financial, Inc. Class A	903	16,317

Total Diversified Financials		156,215

Energy—4.8%
Arch Coal, Inc.	2,010	26,874
Bill Barrett Corp. *	305	6,783
Cimarex Energy Co.	839	15,421
Comstock Resources, Inc. *	183	5,453
Denbury Resources, Inc. *	1,720	25,559
Encore Acquisition Co. *	597	13,892
Exterran Holdings, Inc. *	1,743	27,923
FMC Technologies, Inc. *	2,407	75,508
Forest Oil Corp. *	1,042	13,702
Frontier Oil Corp.	5,950	76,100
Helix Energy Solutions Group, Inc. *	3,367	17,306
Helmerich & Payne, Inc.	916	20,857
Mariner Energy Inc. *	1,555	12,051
Newfield Exploration Co. *	1,225	27,808

See Notes to Schedule of Investments.

Investments	Shares	Value

Energy—4.8% (continued)
Oceaneering International, Inc. *	819	$30,197
Overseas Shipholding Group, Inc.	443	10,043
Patriot Coal Corp. *	2,242	8,318
Patterson-UTI Energy, Inc.	2,081	18,646
Plains Exploration & Production Co. *	1,297	22,347
Pride International, Inc. *	1,485	26,700
Quicksilver Resources, Inc. *	1,572	8,709
Southern Union Co.	2,637	40,135
Superior Energy Services, Inc. *	1,267	16,332
Tidewater, Inc.	350	12,996
Unit Corp. *	577	12,071

Total Energy		571,731

Food & Staples Retailing—1.1%
BJ’s Wholesale Club, Inc. *	2,820	90,212
Ruddick Corp.	1,669	37,469

Total Food & Staples Retailing		127,681

Food Beverage & Tobacco—2.7%
Corn Products International, Inc.	1,485	31,482
Flowers Foods, Inc.	1,080	25,358
Hansen Natural Corp. *	385	13,860
Lancaster Colony Corp.	319	13,232
PepsiAmericas, Inc.	2,954	50,957
Ralcorp Holdings, Inc. *	499	26,886
Smithfield Foods, Inc. *	14,085	133,244
Tootsie Roll Industries, Inc.	231	5,017
Universal Corp.	715	21,393

Total Food Beverage & Tobacco		321,429

Health Care Equipment & Service—9.0%
Beckman Coulter, Inc.	894	45,603
Cerner Corp. *	451	19,830
Community Health Systems, Inc. *	8,678	133,121
Edwards Lifesciences Corp. *	261	15,824
Gen-Probe, Inc. *	130	5,925
Health Management Associates, Inc. Class A *	32,025	82,625
Health Net, Inc. *	15,609	226,018
Henry Schein, Inc. *	2,071	82,861
Hill-Rom Holdings, Inc.	997	9,860
Hologic, Inc. *	1,207	15,800
IDEXX Laboratories, Inc. *	357	12,345
Immucor, Inc. *	496	12,474
Kindred Healthcare, Inc. *	4,194	62,700
Kinetic Concepts, Inc. *	1,048	22,134
LifePoint Hospitals, Inc. *	1,453	30,310
Lincare Holdings, Inc. *	755	16,459
Masimo Corporation *	111	3,217
Omnicare, Inc.	3,053	74,768
Owens & Minor, Inc.	171	5,665
Psychiatric Solutions, Inc. *	705	11,090
ResMed, Inc. *	240	8,482
STERIS Corp.	530	12,338
Teleflex, Inc.	573	22,399
Thoratec Corp. *	112	2,877
Universal Health Services, Inc. Class B	1,646	63,108

See Notes to Schedule of Investments.

Investments	Shares	Value

Health Care Equipment & Service—9.0% (continued)
VCA Antech, Inc. *	830	$18,717
WellCare Health Plans, Inc. *	5,053	56,846

Total Health Care Equipment & Service		1,073,396

Household & Personal Products—1.0%
Alberto-Culver Co.	772	17,455
Church & Dwight Co., Inc.	499	26,063
Energizer Holdings, Inc. *	1,049	52,125
NBTY, Inc. *	1,591	22,401

Total Household & Personal Products		118,044

Insurance—4.4%
American Financial Group, Inc.	2,218	35,599
Arthur J. Gallagher & Co.	755	12,835
Brown & Brown, Inc.	547	10,344
Everest Re Group Ltd.	563	39,860
Fidelity National Financial, Inc. Class A	3,832	74,762
First American Corp.	2,760	73,168
Hanover Insurance Group, Inc.	759	21,874
HCC Insurance Holdings, Inc.	1,029	25,921
Horace Mann Educators Corp.	1,097	9,182
Mercury General Corp.	692	20,552
Old Republic International Corp.	3,958	42,826
Protective Life Corp.	3,022	15,866
Reinsurance Group of America, Inc.	1,760	57,006
StanCorp Financial Group, Inc.	867	19,750
Unitrin, Inc.	1,864	26,059
W.R. Berkley Corp.	1,838	41,447

Total Insurance		527,051

Materials—9.1%
Airgas, Inc.	1,183	39,997
Albemarle Corp.	1,453	31,632
AptarGroup, Inc.	708	22,047
Ashland, Inc.	8,762	90,511
Cabot Corp.	2,081	21,871
Carpenter Technology Corp.	1,177	16,619
Cliffs Natural Resources, Inc.	1,504	27,313
Commercial Metals Co.	8,522	98,429
Cytec Industries, Inc.	2,017	30,295
FMC Corp.	771	33,261
Greif, Inc. Class A	1,250	41,613
Louisiana-Pacific Corp.	10,000	22,300
Lubrizol Corp.	1,609	54,722
Martin Marietta Materials, Inc.	253	20,063
Minerals Technologies, Inc.	269	8,621
Olin Corp.	1,054	15,041
Packaging Corp of America	2,068	26,925
Reliance Steel & Aluminum Co.	4,074	107,269
RPM International, Inc.	3,001	38,203
Scotts Miracle-Gro Co. Class A	1,127	39,107
Sensient Technologies Corp.	593	13,936
Sonoco Products Co.	1,920	40,282
Steel Dynamics, Inc.	8,312	73,229
Temple-Inland, Inc.	10,185	54,693
Terra Industries, Inc.	2,037	57,219

See Notes to Schedule of Investments.

Investments	Shares	Value

Materials—9.1% (continued)
Valspar Corp.	2,155	$43,035
Worthington Industries, Inc.	2,497	21,749

Total Materials		1,089,982

Media—0.6%
Belo Corp. Class A	6,352	3,875
DreamWorks Animation SKG, Inc. Class A *	337	7,293
Harte-Hanks, Inc.	2,059	11,016
John Wiley & Sons, Inc. Class A	595	17,719
Lamar Advertising Co. Class A *	1,052	10,257
Marvel Entertainment, Inc. *	211	5,602
Scholastic Corp.	1,418	21,368

Total Media		77,130

Pharmaceuticals, Biotechnology—1.3%
Affymetrix, Inc. *	1,935	6,327
Bio-Rad Laboratories, Inc. Class A *	295	19,440
Charles River Laboratories International, Inc. *	631	17,170
Covance, Inc. *	493	17,565
Endo Pharmaceuticals Holdings, Inc. *	573	10,131
Medicis Pharmaceutical Corp. Class A	416	5,146
OSI Pharmaceuticals, Inc. *	192	7,346
Perrigo Co.	598	14,848
Pharmaceutical Product Development, Inc.	654	15,513
Sepracor, Inc. *	1,229	18,016
Techne Corp.	44	2,407
United Therapeutics Corp. *	50	3,305
Valeant Pharmaceuticals International *	421	7,490
Varian, Inc. *	371	8,808
Vertex Pharmaceuticals, Inc. *	83	2,385

Total Pharmaceuticals, Biotechnology		155,897

Real Estate—1.8%
Alexandria Real Estate Equities, Inc. (a)	108	3,931
AMB Property Corp. (a)	432	6,221
BRE Properties, Inc. (a)	129	2,532
Camden Property Trust (a)	259	5,589
Cousins Properties, Inc. (a)	189	1,217
Duke Realty Corp. (a)	1,537	8,454
Equity One, Inc. (a)	155	1,889
Essex Property Trust, Inc. (a)	62	3,555
Federal Realty Investment Trust (a)	97	4,462
Highwoods Properties, Inc. (a)	220	4,712
Hospitality Properties Trust (a)	1,142	13,704
Jones Lang LaSalle, Inc.	1,176	27,354
Liberty Property Trust (a)	417	7,898
Macerich Co. (a)	671	4,200
Mack-Cali Realty Corp. (a)	432	8,558
Nationwide Health Properties, Inc. (a)	166	3,684
Omega Healthcare Investors, Inc. (a)	3,644	51,308
Potlatch Corp. (a)	885	20,523
Rayonier, Inc. (a)	445	13,448
Realty Income Corp. (a)	174	3,275
Regency Centers Corp. (a)	143	3,800
SL Green Realty Corp. (a)	271	2,927
UDR Inc. (a)	468	4,029

See Notes to Schedule of Investments.

Investments	Shares	Value

Real Estate—1.8% (continued)
Weingarten Realty Investors (a)	374	$3,560

Total Real Estate		210,830

Retailing—8.9%
99 Cents Only Stores *	1,218	11,254
Advance Auto Parts, Inc.	1,730	71,068
Aeropostale, Inc. *	1,061	28,180
American Eagle Outfitters, Inc.	3,427	41,946
AnnTaylor Stores Corp. *	4,948	25,730
Barnes & Noble, Inc.	3,916	83,724
Carmax, Inc. *	11,437	142,277
Chico’s FAS, Inc. *	5,553	29,820
Coldwater Creek, Inc. *	4,761	11,950
Collective Brands, Inc. *	3,309	32,230
Dick’s Sporting Goods, Inc. *	3,171	45,250
Dollar Tree, Inc. *	1,125	50,119
Foot Locker, Inc.	8,626	90,400
Guess?, Inc.	1,562	32,927
J. Crew Group, Inc. *	1,205	15,882
LKQ Corp. *	1,574	22,461
NetFlix, Inc. *	496	21,288
PetSmart, Inc.	2,995	62,775
Priceline.com, Inc. *	310	24,422
Rent-A-Center, Inc. *	2,194	42,498
Ross Stores, Inc.	2,325	83,421
Saks, Inc. *	8,832	16,516
Urban Outfitters, Inc. *	1,023	16,747
Williams-Sonoma, Inc.	5,530	55,742

Total Retailing		1,058,627

Semiconductors & Semiconductor Equipment—1.1%
Atmel Corp. *	5,663	20,557
Cree, Inc. *	335	7,883
Fairchild Semiconductor International, Inc. *	3,957	14,760
Integrated Device Technology, Inc. *	1,539	7,002
International Rectifier Corp. *	932	12,591
Intersil Corp. Class A	962	11,063
Lam Research Corp. *	1,303	29,668
RF Micro Devices, Inc. *	13,929	18,526
Semtech Corp. *	246	3,284
Silicon Laboratories, Inc. *	212	5,597

Total Semiconductors & Semiconductor Equipment		130,931

Software & Services—4.0%
ACI Worldwide, Inc. *	304	5,700
Acxiom Corp.	2,032	15,037
Advent Software, Inc. *	122	4,064
Alliance Data Systems Corp. *	568	20,988
ANSYS, Inc. *	176	4,418
Broadridge Financial Solutions, Inc.	2,011	37,425
Cadence Design Systems, Inc. *	6,107	25,649
Digital River, Inc. *	188	5,606
DST Systems, Inc. *	678	23,472
FactSet Research Systems, Inc.	166	8,298
Fair Isaac Corp.	640	9,005

See Notes to Schedule of Investments.

Investments	Shares	Value

Software & Services—4.0% (continued)
Gartner, Inc. *	870	$9,579
Global Payments, Inc.	415	13,865
Hewitt Associates, Inc., Class A *	1,477	43,956
Jack Henry & Associates, Inc.	446	7,279
Lender Processing Services, Inc.	823	25,192
Macrovision Solutions Corp. *	324	5,764
Mantech International Corp. Class A *	395	16,551
Mentor Graphics Corp. *	1,734	7,699
Metavante Technologies, Inc. *	1,161	23,174
NeuStar, Inc. Class A *	283	4,740
Parametric Technology Corp. *	1,029	10,269
SAIC, Inc *	5,036	94,021
SRA International, Inc. Class A *	1,032	15,170
Sybase, Inc. *	532	16,114
Synopsys, Inc. *	815	16,895
ValueClick, Inc. *	1,121	9,540
Wind River Systems, Inc. *	405	2,592

Total Software & Services		482,062

Technology Hardware & Equipment—13.8%
3Com Corp. *	6,512	20,122
ADC Telecommunications, Inc. *	3,254	14,285
Adtran, Inc.	395	6,403
Arrow Electronics, Inc. *	11,696	222,926
Avnet, Inc. *	11,739	205,550
Avocent Corp. *	443	5,378
CommScope, Inc. *	2,852	32,399
Diebold, Inc.	1,325	28,289
F5 Networks, Inc. *	309	6,474
Imation Corp.	1,988	15,208
Ingram Micro, Inc. Class A *	31,824	402,254
Itron, Inc. *	870	41,195
Mettler-Toledo International, Inc. *	309	15,861
National Instruments Corp.	390	7,274
NCR Corp. *	4,393	34,924
Palm, Inc. *	7,727	66,607
Plantronics, Inc.	757	9,137
Polycom, Inc. *	835	12,851
Tech Data Corp. *	15,084	328,529
Trimble Navigation Ltd. *	743	11,353
Vishay Intertechnology, Inc. *	8,098	28,181
Western Digital Corp. *	6,804	131,589
Zebra Technologies Corp. Class A *	543	10,328

Total Technology Hardware & Equipment		1,657,117

Telecommunication Services—1.0%
Cincinnati Bell, Inc. *	8,532	19,624
Syniverse Holdings, Inc. *	3,423	53,946
Telephone & Data Systems, Inc.	1,815	48,116

Total Telecommunication Services		121,686

Transportation—3.0%
Airtran Holdings, Inc. *	7,557	34,384
Alaska Air Group, Inc. *	1,562	27,444
Alexander & Baldwin, Inc.	839	15,966
Con-way, Inc.	2,679	48,035

See Notes to Schedule of Investments.

Investments	Shares	Value

Transportation—3.0% (continued)
JB Hunt Transport Services, Inc.	1,743	$42,024
JetBlue Airways Corp. *	6,679	24,378
Kansas City Southern *	1,231	15,646
Landstar System, Inc.	277	9,271
Werner Enterprises, Inc.	1,519	22,967
YRC Worldwide, Inc. *	25,988	116,687

Total Transportation		356,802

Utilities—5.4%
AGL Resources, Inc.	983	26,079
Alliant Energy Corp.	1,334	32,936
Aqua America, Inc.	343	6,860
Black Hills Corp.	351	6,279
DPL, Inc.	818	18,438
Energen Corp.	558	16,255
Great Plains Energy, Inc.	1,495	20,138
Hawaiian Electric Industries, Inc.	1,501	20,624
IDACORP, Inc.	357	8,340
MDU Resources Group, Inc.	2,442	39,414
National Fuel Gas Co.	830	25,456
NSTAR	1,024	32,645
NV Energy Inc.	4,262	40,020
OGE Energy Corp.	1,898	45,210
ONEOK, Inc.	6,866	155,377
PNM Resources, Inc.	2,027	16,743
UGI Corp.	2,941	69,436
Vectren Corp.	1,031	21,744
Westar Energy, Inc.	1,058	18,547
WGL Holdings, Inc.	882	28,930

Total Utilities		649,471

Total Investments—100.0% (Cost $14,440,832)		11,951,934

Liabilities in Excess of Other Assets—(0.0%)(1)		(606)

Net Assets—100.0%		$11,951,328

*	Non-income producing security.
(a)	Real Estate Investment Trust.
(1)	Represents less than 0.0% of net assets.

See Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

REVENUESHARES SMALL CAP FUND

MARCH 31, 2009 (UNAUDITED)

Investments	Shares	Value

COMMON STOCKS—100.0%

Automobiles & Components—0.7%
Drew Industries, Inc.*	771	$6,692
Spartan Motors, Inc.	5,508	22,143
Standard Motor Products, Inc.	4,407	12,119
Superior Industries International, Inc.	1,211	14,350
Winnebago Industries, Inc.	3,025	16,063

Total Automobiles & Components		71,367

Banks—3.0%
Bank Mutual Corp.	351	3,180
Boston Private Financial Holdings, Inc.	2,092	7,343
Brookline Bancorp, Inc.	267	2,537
Cascade Bancorp	398	649
Central Pacific Financial Corp.	647	3,623
Columbia Banking System, Inc.	452	2,893
Community Bank System, Inc.	256	4,288
Dime Community Bancshares, Inc.	278	2,608
East West Bancorp, Inc.	930	4,250
First Bancorp.	2,138	9,108
First Commonwealth Financial Corp.	646	5,730
First Financial Bancorp	363	3,459
First Financial Bankshares, Inc.	72	3,468
First Midwest Bancorp, Inc.	504	4,329
Flagstar Bancorp, Inc.*	35,435	26,575
Frontier Financial Corp.	2,103	2,313
Glacier Bancorp, Inc.	411	6,457
Guaranty Financial Group, Inc. *	15,811	16,602
Hancock Holding Co.	212	6,631
Hanmi Financial Corp.	2,962	3,851
Home Bancshares, Inc.	127	2,536
Independent Bank Corp. MI	2,403	5,623
Independent Bank Corp. MA	593	8,747
Irwin Financial Corp.*	7,287	14,210
Nara Bancorp, Inc.	395	1,161
National Penn Bancshares, Inc.	685	5,686
NBT Bancorp, Inc.	1,270	27,482
Old National Bancorp.	676	7,551
PrivateBancorp, Inc.	266	3,846
Prosperity Bancshares, Inc.	263	7,193
Provident Bankshares Corp.	1,119	7,889
S&T Bancorp, Inc.	137	2,906
Signature Bank*	243	6,860
South Financial Group, Inc.	4,348	4,783
Sterling Bancorp	241	2,386
Sterling Bancshares, Inc.	1,016	6,645
Sterling Financial Corp.	2,556	5,291
Susquehanna Bancshares, Inc.	1,043	9,731
Tompkins Financial Corp.	66	2,838
TrustCo Bank Corp.	351	2,113
UCBH Holdings, Inc.	2,796	4,222

See Notes to Schedule of Investments.

Investments	Shares	Value

Banks—3.0% (continued)
UMB Financial Corp.	267	$11,345
Umpqua Holdings Corp.	747	6,768
United Bankshares, Inc.	290	5,000
United Community Banks Inc.	832	3,461
Whitney Holding Corp.	838	9,595
Wilshire Bancorp, Inc.	395	2,038
Wintrust Financial Corp.	663	8,155

Total Banks		305,955

Capital Goods—11.8%
A.O. Smith Corp.	1,465	36,889
AAR Corp.*	1,486	18,634
Actuant Corp. Class A	56	578
Acuity Brands, Inc.	1,124	25,335
Aerovironment, Inc. *	140	2,926
Albany International Corp. Class A	1,519	13,747
American Science & Engineering, Inc. *	630	35,154
Apogee Enterprises, Inc.	1,700	18,666
Applied Industrial Technologies, Inc.	2,067	34,870
Applied Signal Technology, Inc.	194	3,925
Astec Industries, Inc.*	572	15,004
Axsys Technologies, Inc.*	80	3,363
AZZ, Inc. *	210	5,542
Baldor Electric Co.	2,277	32,994
Barnes Group, Inc.	1,886	20,161
Belden, Inc.	2,188	27,372
Brady Corp. Class A	1,178	20,768
Briggs & Stratton Corp.	2,748	45,342
C&D Technologies, Inc.*	2,026	3,748
Cascade Corp.	335	5,906
Ceradyne, Inc.*	532	9,645
CIRCOR International, Inc.	1,472	33,149
CLARCOR, Inc.	564	14,207
Cubic Corp.	550	13,932
Curtiss-Wright Corp.	1,080	30,294
EMCOR Group, Inc.*	5,853	100,497
EnPro Industries, Inc.*	1,036	17,716
ESCO Technologies, Inc. *	898	34,753
Esterline Technologies Corp.*	756	15,264
Gardner Denver, Inc.*	1,447	31,458
GenCorp, Inc.*	4,355	9,233
Gibraltar Industries, Inc.	1,642	7,750
Griffon Corp.*	2,837	21,278
II-VI, Inc.*	295	5,068
Insituform Technologies, Inc. Class A*	507	7,929
John Bean Technologies Corp.	2,125	22,228
Kaman Corp.	1,106	13,869
Kaydon Corp.	280	7,652
Lawson Products, Inc.	482	5,866
Lindsay Corp.	158	4,266
Lydall, Inc.*	1,346	3,998
Magnetek, Inc.*	868	1,562
Moog, Inc. Class A*	1,092	24,974
Mueller Industries, Inc.	2,301	49,909
NCI Buildings Systems, Inc.*	1,886	4,187
Orbital Sciences Corp.*	1,335	15,873
Quanex Building Products Corp.	1,752	13,315
Regal-Beloit Corp.	1,237	37,902

See Notes to Schedule of Investments.

Investments	Shares	Value

Capital Goods—11.8% (continued)
Robbins & Myers, Inc.	731	$11,089
Simpson Manufacturing Co., Inc.	517	9,316
Standex International Corp.	632	5,814
Stanley, Inc.*	1,866	47,378
Teledyne Technologies, Inc.*	855	22,811
Toro Co.	1,080	26,114
Tredegar Corp.	922	15,056
Triumph Group, Inc.	522	19,940
Universal Forest Products, Inc.	1,840	48,962
Valmont Industries, Inc.	571	28,670
Vicor Corp.	799	3,907
Wabash National Corp.	3,750	4,613
Watsco, Inc.	875	29,776
Watts Water Technologies, Inc. Class A	1,114	21,790

Total Capital Goods		1,223,934

Commercial & Professional Services—5.2%
ABM Industries, Inc.	3,578	58,679
Administaff, Inc.	1,725	36,449
ATC Technology Corp.*	632	7,078
Bowne & Co., Inc.	4,369	14,024
CDI Corp.	2,244	21,812
Consolidated Graphics, Inc.*	1,098	13,967
G&K Services, Inc. Class A	824	15,582
Geo Group, Inc. *	1,057	14,005
Healthcare Services Group, Inc.	716	10,719
Heidrick & Struggles International, Inc.	576	10,218
Interface, Inc. Class A	3,999	11,957
Mobile Mini, Inc.*	520	5,990
On Assignment, Inc.*	2,666	7,225
School Specialty, Inc.*	1,098	19,314
Spherion Corp.*	35,234	73,287
Standard Register Co.	1,879	8,606
SYKES Enterprises, Inc.*	839	13,953
Tetra Tech, Inc.*	1,610	32,812
TrueBlue, Inc.*	3,157	26,045
United Stationers, Inc.*	2,678	75,197
Viad Corp.	828	11,691
Volt Information Sciences, Inc.*	6,764	44,981

Total Commercial & Professional Services		533,591

Consumer Durables & Apparel—7.0%
Arctic Cat, Inc.	2,299	8,805
Brunswick Corp.	28,905	99,721
Carter’s, Inc. *	1,437	27,030
CROCS, Inc.*	9,910	11,793
Deckers Outdoor Corp.*	166	8,805
Ethan Allen Interiors, Inc.	1,260	14,188
Fossil, Inc.*	2,041	32,044
Helen of Troy Ltd. *	9,058	124,547
Iconix Brand Group, Inc.*	448	3,965
JAKKS Pacific, Inc.*	894	11,041
K-Swiss, Inc. Class A	564	4,817
La-Z-Boy, Inc.	10,936	13,670
Liz Claiborne, Inc.	26,074	64,402
M/I Homes, Inc.	1,332	9,311

See Notes to Schedule of Investments.

Investments	Shares	Value

Consumer Durables & Apparel—7.0% (continued)
Maidenform Brands, Inc.*	824	$7,548
Meritage Homes Corp.*	2,790	31,862
Movado Group, Inc.	1,491	11,242
National Presto Industries, Inc.	124	7,565
Nautilus, Inc. *	4,454	2,806
Oxford Industries, Inc.	3,431	21,169
Perry Ellis International, Inc.*	2,158	7,467
Polaris Industries, Inc.	1,378	29,544
Pool Corp.	2,040	27,336
Quiksilver, Inc.*	29,517	37,782
RC2 Corp.*	1,238	6,524
Russ Berrie & Co., Inc.*	5,647	7,454
Skechers U.S.A., Inc. Class A*	2,344	15,634
Skyline Corp.	238	4,524
Standard Pacific Corp. *	18,102	15,930
Sturm Ruger & Co., Inc.*	403	4,969
True Religion Apparel, Inc. *	412	4,866
UniFirst Corp.	678	18,876
Universal Electronics, Inc.*	336	6,082
Volcom, Inc.*	619	6,004
Wolverine World Wide, Inc.	1,124	17,512

Total Consumer Durables & Apparel		726,835

Consumer Services—5.3%
American Public Education, Inc.*	280	11,777
Buffalo Wild Wings, Inc.*	309	11,303
California Pizza Kitchen, Inc.*	1,359	17,776
Capella Education Co.*	73	3,869
CEC Entertainment, Inc.*	647	16,744
CKE Restaurants, Inc.	3,276	27,518
Coinstar, Inc.*	763	24,996
Cracker Barrel Old Country Store, Inc.	2,315	66,301
DineEquity, Inc.	2,230	26,448
Hillenbrand Inc.	804	12,872
Interval Leisure Group, Inc. *	1,417	7,510
Jack in the Box, Inc.*	2,584	60,180
Landry’s Restaurants, Inc.	1,850	9,657
Marcus Corp.	549	4,667
Monarch Casino & Resort, Inc.*	270	1,393
Multimedia Games, Inc.*	871	1,873
O’Charleys, Inc.	8,307	25,004
Papa John’s International, Inc.*	1,232	28,176
Peet’s Coffee & Tea, Inc.*	225	4,865
P.F. Chang’s China Bistro, Inc.*	1,012	23,155
Pinnacle Entertainment, Inc.*	2,740	19,290
Pre-Paid Legal Services, Inc.*	212	6,154
Red Robin Gourmet Burgers, Inc.*	971	17,119
Ruby Tuesday, Inc. *	17,175	50,151
Ruth’s Hospitality Group, Inc.*	5,073	6,138
Shuffle Master, Inc.*	770	2,210
Sonic Corp.*	1,289	12,916
Steak N Shake Co. *	2,125	16,086
Texas Roadhouse, Inc. Class A*	2,092	19,937
Universal Technical Institute, Inc.*	376	4,512
WMS Industries, Inc.*	461	9,640

Total Consumer Services		550,237

See Notes to Schedule of Investments.

Investments	Shares	Value

Diversified Financials—1.0%
Cash America International, Inc.	692	$10,837
Financial Federal Corp.	157	3,325
First Cash Financial Services, Inc.*	404	6,028
Greenhill & Co., Inc.	66	4,874
Investment Technology Group, Inc.*	720	18,373
LaBranche & Co., Inc.*	1,035	3,871
optionsXpress Holdings, Inc.	394	4,480
Piper Jaffray Cos.*	250	6,448
Portfolio Recovery Associates, Inc.*	144	3,865
Rewards Network, Inc.*	1,437	5,030
Stifel Financial Corp. *	352	15,245
SWS Group, Inc.	535	8,309
TradeStation Group, Inc.*	503	3,320
World Acceptance Corp.*	324	5,540

Total Diversified Financials		99,545

Energy—6.8%
Atwood Oceanics, Inc.*	543	9,008
Basic Energy Services, Inc.*	1,530	9,899
Bristow Group, Inc.*	866	18,558
CARBO Ceramics, Inc.	208	5,916
Dril-Quip, Inc.*	476	14,613
Gulf Island Fabrication, Inc.	613	4,910
Holly Corp.	6,151	130,401
Hornbeck Offshore Services, Inc.*	487	7,422
ION Geophysical Corp.*	4,861	7,583
Lufkin Industries, Inc.	327	12,387
Matrix Service Co.*	1,601	13,160
NATCO Group, Inc. Class A*	763	14,444
Oil States International, Inc. *	2,475	33,215
Penn Virginia Corp.	798	8,762
Petroleum Development Corp.*	523	6,177
Petroquest Energy, Inc.*	1,023	2,455
Pioneer Drilling Co.*	1,828	5,996
SEACOR Holdings, Inc.*	426	24,840
St. Mary Land & Exploration Co.	1,248	16,511
Stone Energy Corp.*	1,128	3,756
Superior Well Services, Inc.*	842	4,319
Swift Energy Co.*	775	5,658
Tetra Technologies, Inc.*	3,613	11,742
World Fuel Services Corp.	10,486	331,672

Total Energy		703,404

Food & Staples Retailing—3.9%
Andersons, Inc.	3,814	53,930
Casey’s General Stores, Inc.	3,533	94,190
Great Atlantic & Pacific Tea Co., Inc.*	18,756	99,594
Nash Finch Co.	2,041	57,332
Spartan Stores, Inc.	1,884	29,032
United Natural Foods, Inc.*	3,368	63,891

Total Food & Staples Retailing		397,969

See Notes to Schedule of Investments.

Investments	Shares	Value

Food Beverage & Tobacco—2.2%
Alliance One International, Inc.*	16,806	$64,534
Boston Beer Co., Inc. Class A*	242	5,048
Cal-Maine Foods, Inc.	594	13,300
Darling International, Inc.*	3,296	12,228
Diamond Foods, Inc.	389	10,865
Green Mountain Coffee Roasters, Inc.*	250	12,000
Hain Celestial Group Inc.*	1,010	14,382
J&J Snack Foods Corp.	362	12,522
Lance, Inc.	693	14,428
Sanderson Farms, Inc.	936	35,147
TreeHouse Foods, Inc.*	1,097	31,583

Total Food Beverage & Tobacco		226,037

Health Care Equipment & Service—7.9%
Abaxis, Inc.*	114	1,965
Air Methods Corp.*	590	9,977
Almost Family, Inc. *	57	1,088
Amedisys, Inc.*	467	12,838
American Medical Systems Holdings, Inc.*	1,036	11,551
AMERIGROUP Corp.*	2,933	80,775
AMN Healthcare Services, Inc.*	2,725	13,898
AmSurg Corp.*	507	8,036
Analogic Corp.	251	8,037
Bio-Reference Labs, Inc.*	243	5,081
Catalyst Health Solutions, Inc. *	1,921	38,074
Centene Corp.*	3,696	66,602
Chemed Corp.	510	19,839
Computer Programs & Systems, Inc.	111	3,693
CONMED Corp.*	573	8,257
Cooper Cos., Inc.	1,493	39,475
Corvel Corp.*	307	6,208
Cross Country Healthcare, Inc.*	1,554	10,179
CryoLife Inc. *	213	1,103
Cyberonics*	140	1,858
Eclipsys Corp.*	671	6,804
Gentiva Health Services, Inc.*	922	14,014
Greatbatch, Inc.*	365	7,063
Haemonetics Corp.*	150	8,262
Healthspring, Inc.*	2,265	18,958
Healthways Inc. *	1,450	12,717
HMS Holdings Corp.*	112	3,685
ICU Medical, Inc.*	111	3,565
Integra Lifesciences Holdings Corp.*	341	8,433
Invacare Corp.	2,151	34,481
inVentiv Health, Inc.*	1,742	14,215
Kensey Nash Corp.*	75	1,595
Landauer, Inc.	27	1,368
LCA-Vision, Inc.	1,363	3,966
LHC Group, Inc.*	185	4,122
Magellan Health Services, Inc.*	1,392	50,724
Medcath Corp.*	1,208	8,782
Mednax, Inc.*	573	16,886
Meridian Bioscience, Inc.	99	1,794
Merit Medical Systems, Inc.*	234	2,857
Molina Healthcare, Inc.*	3,016	57,364
MWI Veterinary Supply, Inc.*	487	13,870
Natus Medical, Inc.*	209	1,779
Neogen Corp.*	192	4,191

See Notes to Schedule of Investments.

Investments	Shares	Value

Health Care Equipment & Service—7.9% (continued)
Odyssey HealthCare, Inc.*	1,149	$11,145
Omnicell, Inc.*	380	2,972
Osteotech, Inc.*	843	2,942
Palomar Medical Technologies, Inc.*	180	1,307
PharMerica Corp.*	2,485	41,350
Phase Forward Inc.*	223	2,852
PSS World Medical, Inc.*	1,779	25,529
RehabCare Group, Inc.*	853	14,876
Res-Care, Inc.*	2,121	30,882
SurModics, Inc.*	72	1,314
Symmetry Medical, Inc.*	896	5,654
Theragenics Corp.*	1,008	1,230
West Pharmaceutical Services, Inc.	531	17,422
Zoll Medical Corp.*	370	5,313

Total Health Care Equipment & Service		814,817

Household & Personal Products—0.7%
Central Garden & Pet Co., Class A*	6,401	48,135
Chattem, Inc.*	114	6,390
Mannatech, Inc.	2,849	9,487
WD-40 Co.	213	5,142

Total Household & Personal Products		69,154

Insurance—2.1%
American Physicians Capital, Inc.	350	14,322
Amerisafe, Inc. *	243	3,723
Delphi Financial Group, Inc. Class A	1,911	25,722
eHealth, Inc. *	326	5,219
Infinity Property & Casualty Corp.	389	13,199
National Financial Partners Corp.	6,576	21,043
Navigators Group, Inc.*	225	10,616
Presidential Life Corp.	575	4,479
ProAssurance Corp.*	224	10,443
RLI Corp.	185	9,287
Safety Insurance Group, Inc.	323	10,039
Selective Insurance Group, Inc.	1,516	18,435
Stewart Information Services Corp.	2,051	39,994
Tower Group, Inc.	369	9,088
United Fire & Casualty Co.	487	10,695
Zenith National Insurance Corp.	404	9,740

Total Insurance		216,044

Materials—4.4%
A.M. Castle & Co.	2,523	22,505
AMCOL International Corp.	705	10,462
American Vanguard Corp.	140	1,806
Arch Chemicals, Inc.	1,125	21,330
Balchem Corp.	165	4,146
Brush Engineered Materials, Inc.*	1,345	18,655
Buckeye Technologies, Inc.*	4,540	9,670
Calgon Carbon Corp. *	534	7,567
Century Aluminum Co.*	3,794	8,005
Clearwater Paper Corp. *	494	3,967
Deltic Timber Corp.	52	2,049
Eagle Materials, Inc.	690	16,733

See Notes to Schedule of Investments.

Investments	Shares	Value

Materials—4.4% (continued)
H.B. Fuller Co.	1,753	$22,789
Headwaters, Inc.*	2,361	7,414
Myers Industries, Inc.	2,219	13,625
Neenah Paper, Inc.	1,660	6,026
NewMarket Corp.	789	34,953
Olympic Steel, Inc.	1,070	16,232
OM Group, Inc.*	1,519	29,347
Penford Corp.	664	2,410
PolyOne Corp.*	17,739	40,976
Quaker Chemical Corp.	871	6,916
Rock-Tenn Co. Class A	1,405	38,005
RTI International Metals, Inc.*	784	9,173
Schulman A., Inc.	2,163	29,309
Schweitzer-Mauduit International, Inc.	847	15,636
Stepan Co.	659	17,991
Texas Industries, Inc.	547	13,675
Wausau Paper Corp.	2,132	11,214
Zep, Inc.	643	6,578

Total Materials		449,164

Media—0.9%
Arbitron, Inc.	617	9,261
E.W. Scripps Co. Class A	22,958	30,993
Live Nation, Inc.*	21,030	56,151

Total Media		96,405

Pharmaceuticals, Biotechnology—0.8%
Cambrex Corp. *	1,234	2,814
Cubist Pharmaceuticals, Inc.*	292	4,777
Dionex Corp.*	139	6,568
Enzo Biochem Inc.*	293	1,178
eResearch Technology, Inc. *	599	3,151
Kendle International, Inc.*	552	11,570
Martek Biosciences Corp.*	224	4,088
Noven Pharmaceuticals, Inc.*	151	1,431
Par Pharmaceutical Cos., Inc. *	815	7,718
Parexel International Corp.*	2,749	26,747
Regeneron Pharmaceuticals, Inc.*	276	3,825
Salix Pharmaceuticals Ltd.*	370	3,515
Viropharma, Inc.*	355	1,864

Total Pharmaceuticals, Biotechnology		79,246

Real Estate—1.1%
Acadia Realty Trust (a)	172	1,825
BioMed Realty Trust, Inc. (a)	599	4,055
Cedar Shopping Centers, Inc. (a)	576	1,002
Colonial Properties Trust (a)	929	3,539
DiamondRock Hospitality Co. (a)	2,550	10,226
EastGroup Properties, Inc. (a)	95	2,667
Entertainment Properties Trust (a)	182	2,868
Extra Space Storage, Inc. (a)	562	3,097
Forestar Group, Inc.*	602	4,605
Franklin Street Properties Corp. (a)	884	10,872
Home Properties, Inc. (a)	250	7,663
Inland Real Estate Corp. (a)	297	2,106
Kilroy Realty Corp. (a)	167	2,871

See Notes to Schedule of Investments.

Investments	Shares	Value

Real Estate—1.1% (continued)
Kite Realty Group Trust (a)	543	$1,330
LaSalle Hotel Properties (a)	1,206	7,043
Lexington Realty Trust (a)	1,936	4,608
LTC Properties, Inc. (a)	71	1,245
Medical Properties Trust, Inc. (a)	311	1,135
Mid-America Apartment Communities, Inc. (a)	206	6,351
National Retail Properties, Inc. (a)	295	4,673
Parkway Properties, Inc. (a)	310	3,193
Pennsylvania Real Estate Investment Trust (a)	1,742	6,184
Post Properties, Inc. (a)	276	2,799
PS Business Parks, Inc. (a)	115	4,238
Senior Housing Properties Trust (a)	305	4,276
Sovran Self Storage, Inc. (a)	112	2,249
Tanger Factory Outlet Centers, Inc. (a)	117	3,611
Urstadt Biddle Properties, Inc. Class A (a)	95	1,275

Total Real Estate		111,606

Retailing—13.1%
Aaron’s, Inc.	1,189	31,699
Audiovox Corp. Class A*	1,732	5,941
Big 5 Sporting Goods Corp.	3,255	19,107
Blue Nile, Inc.*	235	7,085
Brown Shoe Co., Inc.	7,522	28,208
Buckle, Inc.	507	16,189
Cabela’s, Inc.*	6,871	62,595
Cato Corp. Class A	1,095	20,017
Charlotte Russe Holding, Inc.*	2,528	20,603
Childrens Place Retail Stores, Inc. *	1,597	34,958
Christopher & Banks Corp.	2,742	11,215
Dress Barn, Inc.*	2,931	36,022
Finish Line Class A	4,196	27,778
Fred’s, Inc. Class A	3,164	35,690
Genesco, Inc.*	2,054	38,677
Group 1 Automotive, Inc.	12,606	176,105
Gymboree Corp.*	717	15,308
Haverty Furniture Cos., Inc.	1,619	17,048
Hibbett Sports, Inc.*	618	11,878
Hot Topic, Inc.*	1,718	19,224
HSN, Inc. *	19,913	102,352
Jo-Ann Stores, Inc.*	2,722	44,477
Jos. A. Bank Clothiers, Inc.*	397	11,041
Lithia Motors, Inc. Class A	16,118	36,266
MarineMax, Inc.*	6,194	12,140
Men’s Wearhouse, Inc.	2,909	44,042
Midas Inc.*	473	3,746
NutriSystem, Inc.	959	13,685
OfficeMax, Inc.	26,383	82,315
PEP Boys-Manny, Moe & Jack	12,003	52,933
PetMed Express, Inc.*	211	3,477
Sonic Automotive, Inc. Class A	41,022	65,635
Stage Stores, Inc.	4,540	45,763
Stamps.com, Inc.*	168	1,630
Stein Mart, Inc. *	24,270	70,140
Ticketmaster Entertainment Inc. *	4,468	16,487
Tractor Supply Co.*	1,318	47,527
Tuesday Morning Corp. *	13,913	17,670

See Notes to Schedule of Investments.

Investments	Shares	Value

Retailing—13.1% (continued)
Tween Brands, Inc.*	4,075	$8,721
Zale Corp.*	12,270	23,927
Zumiez, Inc.*	810	7,857

Total Retailing		1,347,178

Semiconductors & Semiconductor Equipment—2.5%
Actel Corp.*	353	3,572
Advanced Energy Industries, Inc.*	643	4,842
ATMI, Inc.*	489	7,545
Brooks Automation, Inc.*	1,941	8,948
Cabot Microelectronics Corp.*	271	6,512
Cohu, Inc.	332	2,390
Cymer, Inc.*	397	8,837
Cypress Semiconductor Corp.*	7,712	52,211
Diodes, Inc.*	1,401	14,865
DSP Group, Inc.*	884	3,819
Exar Corp.*	206	1,285
FEI Co.*	600	9,258
Hittite Microwave Corp.*	109	3,401
Kopin Corp.*	966	2,241
Kulicke & Soffa Industries, Inc.*	8,889	23,289
Micrel, Inc.	648	4,562
Microsemi Corp.*	634	7,354
MKS Instruments, Inc.*	804	11,795
Pericom Semiconductor Corp.*	490	3,582
Rudolph Technologies, Inc.*	886	2,685
Skyworks Solutions, Inc.*	2,905	23,414
Standard Microsystems Corp.*	404	7,514
Supertex, Inc.*	70	1,617
TriQuint Semiconductor, Inc.*	4,617	11,404
Ultratech, Inc.*	187	2,336
Varian Semiconductor Equipment Associates, Inc.*	925	20,036
Veeco Instruments, Inc.*	1,231	8,211

Total Semiconductors & Semiconductor Equipment		257,525

Software & Services—3.4%
Bankrate, Inc.*	82	2,046
Blackbaud, Inc.	419	4,865
CACI International, Inc., Class A*	966	35,250
Catapult Communications Corp.*	108	753
CIBER, Inc.*	5,512	15,048
Commvault Systems, Inc.	1,696	18,605
comScore, Inc.*	234	2,829
Concur Technologies, Inc.*	122	2,341
CSG Systems International, Inc.*	515	7,354
CyberSource Corp.*	356	5,272
Dealertrack Holdings Inc.*	403	5,279
Ebix, Inc.*	31	770
Epicor Software Corp.*	2,215	8,439
EPIQ Systems, Inc.*	234	4,219
Forrester Research, Inc. *	910	18,710
Gevity HR, Inc.	8,105	32,015
Heartland Payment Systems, Inc.	1,700	11,237
Informatica Corp.*	616	8,168
InfoSpace, Inc.*	369	1,919
Integral Systems, Inc.*	212	1,823

See Notes to Schedule of Investments.

Investments	Shares	Value

Software & Services—3.4% (continued)
j2 Global Communications, Inc.*	238	$5,210
JDA Software Group, Inc.*	558	6,445
Knot, Inc. *	236	1,935
Manhattan Associates, Inc.*	432	7,482
MAXIMUS, Inc.	406	16,183
MICROS Systems, Inc.*	1,014	19,013
Perficient, Inc.*	953	5,146
Phoenix Technologies Ltd.*	326	528
Progress Software Corp.*	482	8,368
Quality Systems, Inc.	87	3,937
Radiant Systems, Inc.*	1,461	6,443
Smith Micro Software, Inc.*	318	1,663
Sonic Solutions*	1,939	2,327
SPSS, Inc.*	229	6,510
Startek, Inc.*	1,464	4,538
Take-Two Interactive Software, Inc.*	2,293	19,147
Taleo Corp. Class A *	454	5,366
THQ, Inc.*	4,196	12,756
Tyler Technologies, Inc.*	369	5,398
United Online, Inc.	1,659	7,399
Websense, Inc.*	332	3,984
Wright Express Corp.*	629	11,460

Total Software & Services		348,180

Technology Hardware & Equipment—9.8%
Adaptec, Inc.*	855	2,052
Agilysys, Inc.	2,922	12,565
Anixter International, Inc.*	4,231	134,037
Arris Group, Inc.*	2,893	21,321
Avid Technology, Inc.*	1,422	12,997
Bel Fuse, Inc. Class B	269	3,615
Benchmark Electronics, Inc.*	3,750	42,000
Black Box Corp.	716	16,905
Blue Coat Systems Inc.*	646	7,758
Brightpoint, Inc.*	22,276	95,341
Checkpoint Systems, Inc.*	1,613	14,469
Cognex Corp.	350	4,673
Comtech Telecommunications Corp.*	195	4,830
CTS Corp.	2,083	7,520
Daktronics, Inc.	1,028	6,733
Digi International, Inc.*	434	3,329
Electro Scientific Industries, Inc.*	664	3,931
EMS Technologies, Inc. *	235	4,103
FARO Technologies, Inc.*	249	3,347
Gerber Scientific, Inc.*	3,598	8,599
Harmonic Inc. *	1,163	7,560
Hutchinson Technology, Inc.*	3,985	10,361
Insight Enterprises, Inc.*	20,383	62,372
Intermec, Inc.	770	8,008
Intevac, Inc.*	392	2,042
Keithley Instruments, Inc.	817	2,770
Littelfuse, Inc.*	614	6,748
LoJack Corp.*	740	3,352
Mercury Computer Systems, Inc.*	909	5,027
Methode Electronics, Inc.	1,223	4,378
MTS Systems Corp.	336	7,644
Netgear, Inc.*	1,252	15,087
Network Equipment Technologies Inc.*	622	2,202

See Notes to Schedule of Investments.

Investments	Shares	Value

Technology Hardware & Equipment—9.8% (continued)
Neutral Tandem, Inc. *	292	$7,186
Newport Corp.*	1,279	5,653
Novatel Wireless, Inc.*	2,302	12,937
Park Electrochemical Corp.	238	4,113
PC-Tel, Inc.	252	1,084
Plexus Corp.*	1,928	26,645
RadiSys Corp.*	1,114	6,751
Rogers Corp.*	262	4,947
Scansource, Inc.*	2,190	40,690
Stratasys, Inc.*	211	1,745
Symmetricom, Inc.*	996	3,486
Synaptics, Inc.*	353	9,446
SYNNEX Corp.*	15,040	295,836
Technitrol, Inc.	6,921	11,835
Tekelec *	685	9,063
Tollgrade Communications, Inc.*	240	1,392
TTM Technologies, Inc.*	2,510	14,558
Viasat, Inc.*	479	9,973

Total Technology Hardware & Equipment		1,015,016

Telecommunication Services—0.1%
Fairpoint Communications, Inc.	6,478	5,053
General Communication, Inc. Class A*	1,279	8,544
Iowa Telecommunications Services, Inc.	151	1,730

Total Telecommunication Services		15,327

Transportation—1.9%
Arkansas Best Corp.	1,473	28,016
Forward Air Corp.	408	6,622
Heartland Express, Inc.	774	11,463
HUB Group, Inc., Class A*	1,486	25,262
Kirby Corp.*	915	24,376
Knight Transportation, Inc.	943	14,296
Old Dominion Freight Line, Inc.*	1,316	30,913
Skywest, Inc.	4,084	50,805

Total Transportation		191,753

Utilities—4.4%
ALLETE, Inc.	488	13,025
American States Water Co.	158	5,739
Atmos Energy Corp.	5,125	118,489
Avista Corp.	1,583	21,814
Central Vermont Public Service Corp.	271	4,688
CH Energy Group, Inc.	560	26,264
Cleco Corp.	908	19,695
El Paso Electric Co.*	1,065	15,006
Laclede Group, Inc.	796	31,028
New Jersey Resources Corp.	1,702	57,834
Northwest Natural Gas Co.	410	17,802
Piedmont Natural Gas Co., Inc.	1,182	30,602
South Jersey Industries, Inc.	477	16,695
Southwest Gas Corp.	1,616	34,049

See Notes to Schedule of Investments.

Investments	Shares	Value

Utilities—4.4% (continued)
UIL Holdings Corp.	591	$13,191
UniSource Energy Corp.	938	26,442

Total Utilities		452,363

Total Investments—100.0% (Cost $12,478,335)		10,302,652

Liabilities in Excess of Other Assets—(0.0%)(1)		(1,488)

Net Assets—100.0%		$10,301,164

*	Non-income producing security.
(a)	Real Estate Investment Trust.
(1)	Represents less than 0.0% of net assets.

See Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

REVENUESHARES FINANCIALS SECTOR FUND

MARCH 31, 2009 (UNAUDITED)

Investments	Shares	Value

COMMON STOCKS—99.4%

Capital Markets 31.6%
Ameriprise Financial, Inc.	1,459	$29,895
Bank of New York Mellon Corp.	2,272	64,184
Charles Schwab Corp.	1,147	17,779
E*Trade Financial Corp.*	3,839	4,914
Federated Investors, Inc. Class B	216	4,808
Franklin Resources, Inc.	380	20,471
Goldman Sachs Group, Inc.	3,607	382,414
Invesco Ltd.	1,114	15,440
Janus Capital Group, Inc.	533	3,544
Legg Mason, Inc.	838	13,324
Morgan Stanley	16,997	387,022
Northern Trust Corp.	416	24,885
State Street Corp.	1,239	38,136
T. Rowe Price Group, Inc.	253	7,302

Total Capital Markets		1,014,118

Commercial Banks—9.5%
BB&T Corp.	1,339	22,656
Comerica, Inc.	774	14,172
Fifth Third Bancorp	3,940	11,505
First Horizon National Corp.	1,106	11,878
Huntington Bancshares, Inc.	1,803	2,993
KeyCorp	3,066	24,129
M&T Bank Corp.	260	11,762
Marshall & Ilsley Corp.	902	5,078
PNC Financial Services Group, Inc.	741	21,704
Regions Financial Corp.	4,056	17,279
SunTrust Banks, Inc.	1,583	18,584
U.S. Bancorp	2,814	41,113
Wells Fargo & Co.	6,962	99,139
Zions Bancorporation	493	4,846

Total Commercial Banks		306,838

Consumer Finance— 4.3%
American Express Co.	5,698	77,664
Capital One Financial Corp.	2,420	29,621
Discover Financial Services	2,456	15,497
SLM Corp.*	3,078	15,236

Total Consumer Finance		138,018

Diversified Financials—22.1%
Bank of America Corp.	27,520	187,686
CIT Group, Inc.	5,735	16,345
Citigroup, Inc.	53,767	136,030
CME Group, Inc.	41	10,102
IntercontinentalExchange, Inc.*	36	2,681
JPMorgan Chase & Co.	12,332	327,785
Leucadia National Corp. *	209	3,112
Moody’s Corp.	308	7,059

See Notes to Schedule of Investments.

Investments	Shares	Value

Diversified Financials—22.1% (continued)
Nasdaq OMX Group, Inc. *	477	$9,340
NYSE Euronext	613	10,973

Total Diversified Financials		711,113

Insurance—28.2%
Aflac, Inc.	1,331	25,768
Allstate Corp.	4,151	79,492
American International Group, Inc.	102,745	102,745
AON Corp.	642	26,206
Assurant, Inc.	1,318	28,706
Chubb Corp.	925	39,146
Cincinnati Financial Corp.	436	9,971
Genworth Financial, Inc. Class A	12,092	22,975
Hartford Financial Services Group, Inc.	3,439	26,996
Lincoln National Corp.	2,184	14,611
Loews Corp.	2,004	44,288
Marsh & McLennan Cos., Inc.	1,784	36,126
MetLife, Inc.	6,159	140,240
Principal Financial Group, Inc.	1,983	16,221
Progressive Corp. *	2,945	39,581
Prudential Financial, Inc.	4,236	80,569
Torchmark Corp.	289	7,580
Travelers Cos., Inc.	2,108	85,669
Unum Group	2,317	28,963
XL Capital Ltd. Class A	9,181	50,128

Total Insurance		905,981

Real Estate—2.7%
Apartment Investment & Management Co. Class A (a)	593	3,250
AvalonBay Communities, Inc. (a)	48	2,259
Boston Properties, Inc. (a)	96	3,363
Equity Residential (a)	244	4,477
HCP, Inc. (a)	168	2,999
Health Care REIT, Inc. (a)	396	12,114
Host Hotels & Resorts, Inc. (a)	2,618	10,263
Kimco Realty Corp. (a)	213	1,623
Plum Creek Timber Co., Inc. (a)	172	5,000
Prologis (a)	2,369	15,399
Public Storage, Inc. (a)	89	4,917
Simon Property Group, Inc. (a)	261	9,041
Ventas, Inc. (a)	300	6,783
Vornado Realty Trust (a)	176	5,850

Total Real Estate		87,338

Real Estate Management and Development— 0.7%
CB Richard Ellis Group, Inc. Class A*	5,286	21,303

Thrift and Mortgage Finance—0.3%
Hudson City Bancorp, Inc.	565	6,605
People’s United Financial, Inc.	224	4,025

Total Thrift and Mortgage Finance		10,630

See Notes to Schedule of Investments.

Investments	Shares	Value

Total Investments—99.4% (Cost $3,921,091)		$3,195,339

Other Assets in Excess of Liabilities—0.6%		18,689

Net Assets—100.0%		$3,214,028

*	Non-income producing security.
(a)	Real Estate Investment Trust.

See Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

REVENUESHARES ADR FUND

MARCH 31, 2009 (UNAUDITED)

Investments	Shares	Value

COMMON STOCKS—99.5%

Automobiles & Components—9.8%
Daimler AG	1,543	$39,408
Honda Motor Co. Ltd. (a)	2,107	49,936
Magna International, Inc. Class A	323	8,640
Nissan Motor Co. Ltd. (a)	5,546	40,209
Toyota Motor Corp. (a)	1,416	89,633

Total Automobiles & Components		227,826

Banks—9.2%
Allied Irish Banks PLC (a)	1,016	1,575
Banco Bilbao Vizcaya Argentaria SA (a)	993	8,073
Banco Bradesco SA (a)	1,833	18,147
Banco de Chile (a)	47	1,675
Banco Santander Chile (a)	55	1,889
Banco Santander SA (a)	1,935	13,352
Bank of Montreal	261	6,815
Bank of Nova Scotia	369	9,048
Barclays PLC (a)	3,270	27,795
Canadian Imperial Bank of Commerce	142	5,157
Governor & Co. of the Bank of Ireland (a)	1,226	3,249
HSBC Holdings PLC (a)	943	26,611
Itau Unibanco Banco Multiplo SA (a)	1,085	11,805
Lloyds Banking Group PLC (a)	1,653	6,662
Mitsubishi UFJ Financial Group, Inc. (a)	2,536	12,477
Mizuho Financial Group, Inc. *(a)	1,724	6,775
National Bank of Greece SA (a)	1,135	3,496
Royal Bank of Canada	436	12,609
Royal Bank of Scotland Group PLC (a)	1,831	12,963
Shinhan Financial Group Co., Ltd *(a)	7	252
Toronto-Dominion Bank	274	9,475
Westpac Banking Corp. (a)	193	12,873

Total Banks		212,773

Capital Goods—4.4%
ABB Ltd. (a)	1,030	14,358
Empresa Brasileira de Aeronautica SA (a)	150	1,991
Koninklijke Philips Electronics NV (b)	883	13,130
Kubota Corp. (a)	140	3,889
Mitsui & Co. Ltd. (a)	139	28,129
Siemens AG (a)	685	39,025
Tomkins PLC (a)	333	2,281

Total Capital Goods		102,803

Consumer Durables & Apparel—2.1%
Gildan Activewear, Inc. *	28	227
Luxottica Group SpA (a)	144	2,218
Panasonic Corp. (a)	2,613	28,820

See Notes to Schedule of Investments.

Investments	Shares	Value

Consumer Durables & Apparel—2.1% (continued)
Sony Corp. (a)	752	$15,514
Thomson * (a)	2,705	2,462

Total Consumer Durables & Apparel		49,241

Consumer Services—0.3%
Carnival PLC (a)	255	5,783
Intercontinental Hotels Group PLC (a)	89	672

Total Consumer Services		6,455

Diversified Financials—5.3%
Credit Suisse Group AG (a)	870	26,526
Deutsche Bank AG	1,149	46,707
ING Groep NV (a)	4,761	25,900
Nomura Holdings, Inc. (a)	486	2,445
ORIX Corp. *(a)	77	1,268
UBS AG *	2,201	20,755

Total Diversified Financials		123,601

Energy—30.6%
BP PLC (a)	3,029	121,462
Cameco Corp.	56	962
Canadian Natural Resources Ltd.	157	6,054
CNOOC Ltd. (a)	57	5,734
Enbridge, Inc.	178	5,126
EnCana Corp.	250	10,153
Enerplus Resources Fund (c)	31	507
ENI SpA (a)	1,377	52,767
Imperial Oil Ltd.	384	13,836
Nexen, Inc.	190	3,222
Penn West Energy Trust (c)	119	1,129
Petrobras Energia Participaciones SA (a)	308	1,753
Petro-Canada	492	13,077
PetroChina Co. Ltd. (a)	487	38,814
Petroleo Brasilerio SA (a)	3,009	73,721
Repsol YPF SA (a)	1,733	29,617
Royal Dutch Shell PLC Class A (a)	1,797	79,607
Royal Dutch Shell PLC Class B (a)	1,842	80,329
Santos Ltd. (a)	23	1,117
StatoilHydro ASA (a)	3,191	55,651
Suncor Energy, Inc.	568	12,615
Talisman Energy, Inc.	449	4,715
Tenaris SA (a)	206	4,155
Total SA (a)	1,799	88,258
TransCanada Corp.	114	2,696

Total Energy		707,077

Food Beverage & Tobacco—3.0%
British American Tobacco PLC (a)	160	7,360
Cadbury PLC (a)	309	9,363
Companhia de Bebidas das Americas (a)	108	5,157
Diageo PLC (a)	108	4,833
Fomento Economico Mexicano SAB de CV (a)	200	5,042

See Notes to Schedule of Investments.

Investments	Shares	Value

Food Beverage & Tobacco—3.0% (continued)
Unilever NV (b)	955	$18,718
Unilever PLC (a)	988	18,703

Total Food Beverage & Tobacco		69,176

Health Care Equipment & Services—0.2%
Fresenius Medical Care AG & Co. KGaA (a)	84	3,251
Smith & Nephew PLC (a)	39	1,219

Total Health Care Equipment & Services		4,470

Insurance—6.3%
Aegon NV (b)	2,615	10,042
Allianz SE (a)	6,118	51,145
AXA SA (a)	2,969	35,569
China Life Insurance Co. Ltd. (a)	224	11,030
Manulife Financial Corp.	690	7,728
Prudential PLC (a)	2,563	25,271
Sun Life Financial, Inc.	294	5,251

Total Insurance		146,036

Materials—7.4%
Agnico-Eagle Mines Ltd.	5	285
Agrium, Inc.	136	4,867
Anglo American PLC (a)	963	8,214
Aracruz Celulose SA (a)	106	700
Barrick Gold Corp.	105	3,404
BHP Billiton Ltd. (a)	595	26,538
BHP Billiton PLC (a)	697	27,567
Cemex SAB de CV * (a)	1,185	7,406
Companhia Siderurgica Nacional SA (a)	293	4,348
Companhia Vale do Rio Doce (a)	1,513	18,517
CRH PLC (a)	448	9,740
Gerdau SA (a)	1,505	8,232
Goldcorp, Inc.	38	1,266
Kinross Gold Corp.	35	625
POSCO (a)	173	11,562
Potash Corp. of Saskatchewan	66	5,333
Rio Tinto PLC (a)	171	22,924
Sociedad Quimica y Minera de Chile SA (a)	29	770
Syngenta AG (a)	99	3,971
Teck Cominco Ltd. Class B	737	4,090
Yamana Gold, Inc.	76	703

Total Materials		171,062

Media—1.1%
British Sky Broadcasting Group PLC (a)	134	3,326
Grupo Televisa SA (a)	101	1,378
Pearson PLC (a)	318	3,183
Reed Elsevier NV (a)	49	1,049
Reed Elsevier PLC (a)	32	915
Shaw Communications, Inc. Class B	65	985
Thomson Reuters Corp.	144	3,655

See Notes to Schedule of Investments.

Investments	Shares	Value

Media—1.1% (continued)
Thomson Reuters PLC (a)	38	$5,081
WPP PLC (a)	184	5,142

Total Media		24,714

Pharmaceuticals, Biotechnology—2.4%
AstraZeneca PLC (a)	294	10,422
Biovail Corp.	32	350
Elan Corp. PLC * (a)	28	186
GlaxoSmithKline PLC (a)	472	14,666
MDS, Inc. *	67	316
Novartis AG (a)	307	11,614
Novo Nordisk A/S (a)	63	3,023
Sanofi-Aventis SA (a)	519	14,496
Shire PLC (a)	26	934

Total Pharmaceuticals, Biotechnology		56,007

Real Estate—0.2%
Brookfield Asset Management, Inc. Class A	345	4,754

Semiconductors & Semiconductor Equipment—0.7%
Advantest Corp. (a)	33	497
ARM Holdings PLC (a)	49	217
ASML Holding NV (b)	128	2,241
Infineon Technologies AG * (a)	2,157	2,437
STMicroelectronics NV (b)	581	2,882
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	614	5,496
United Microelectronics Corp. (a)	647	1,637

Total Semiconductors & Semiconductor Equipment		15,407

Software & Services—0.3%
SAP AG (a)	178	6,282

Technology Hardware & Equipment—4.7%
Alcatel-Lucent * (a)	3,002	5,584
AU Optronics Corp. (a)	985	8,264
Canon, Inc. (a)	520	15,096
FUJIFILM Holdings Corp. (a)	415	9,118
Hitachi Ltd. (a)	834	22,893
Kyocera Corp. (a)	73	4,888
Nokia OYJ (a)	2,043	23,842
Research In Motion Ltd. *	77	3,316
TDK Corp. (a)	99	3,747
Telefonaktiebolaget LM Ericsson (a)	1,564	12,653

Total Technology Hardware & Equipment		109,401

Telecommunication Services—9.8%
America Movil SAB de CV Class L (a)	395	10,697
BCE, Inc.	340	6,766
Brasil Telecom Participacoes SA (a)	63	2,276
BT Group PLC (a)	747	8,344
China Mobile Ltd. (a)	351	15,276
Chungwa Telecom Ltd. (a)	114	2,078
Deutsche Telekom AG (a)	2,307	28,491
France Telecom SA (a)	842	19,080
Hellenic Telecommunications Organization SA (a)	436	3,322

See Notes to Schedule of Investments.

Investments	Shares	Value

Telecommunication Services—9.8% (continued)
Nippon Telegraph & Telephone Corp.(a)	1,436	$27,327
NTT DoCoMo, Inc. (a)	838	11,439
Portugal Telecom SGPS SA (a)	457	3,514
Rogers Communications, Inc. Class B	144	3,288
SK Telecom Co., Ltd. (a)	257	3,971
Tele Norte Leste Participacoes SA (a)	283	3,917
Telecom Corp. of New Zealand, Ltd. (a)	234	1,523
Telecom Italia SpA (a)	1,228	15,706
Telefonica SA (a)	504	30,047
Telefonos de Mexico SAB de CV Class L (a)	237	3,564
TELUS Corp. †	125	3,295
Vodafone Group PLC (a)	1,377	23,987

Total Telecommunication Services		227,908

Transportation—0.3%
Canadian National Railway Co.	85	3,014
Canadian Pacific Railway Ltd.	56	1,659
Lan Airlines SA (a)	195	1,630
Ryanair Holdings PLC * (a)	63	1,456

Total Transportation		7,759

Utilities—1.4%
Cia Energetica de Minas Gerais (a)	149	2,202
Cia Paranaense de Energia (a)	105	1,095
Empresa Nacional de Electricidad SA/Chile (a)	49	1,838
Enersis SA (a)	331	4,998
National Grid PLC (a)	183	7,071
TransAlta Corp.	64	940
Veolia Environnement (a)	685	14,317

Total Utilities		32,461

Total Investments—99.5% (Cost $2,448,688)		2,305,213

Other Assets in Excess of Liabilities—0.5%		10,629

Net Assets—100.0%		$2,315,842

*	Non-income producing security.
†	Non-voting Shares.
(a)	American Depository Receipt.
(b)	Registered Shares.
(c)	Unit.

See Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

REVENUESHARES NAVELLIER OVERALL A-100 FUND

MARCH 31, 2009 (UNAUDITED)

Investments	Shares	Value

COMMON STOCKS—99.6%

Automobiles & Components—0.2%
Fuel Systems Solutions, Inc.*	434	$5,850

Banks—0.9%
Trico Bancshares	568	9,508
Westamerica Bancorporation	274	12,484

Total Banks		21,992

Capital Goods—7.7%
AAON, Inc.	692	12,539
Aerovironment, Inc. *	378	7,900
American Science & Engineering Inc.	194	10,825
Applied Signal Technology, Inc.	748	15,132
Axsys Technologies, Inc. *	276	11,603
Donaldson Co., Inc.	632	16,963
EMCOR Group, Inc. *	1,666	28,605
Encore Wire Corp.	914	19,587
Force Protection, Inc. *	2,828	13,574
Granite Construction Inc.	618	23,163
Met-Pro Corp.	1,038	8,460
Titan Machinery, Inc. *	1,042	9,368
Wabtec Corp.	476	12,557

Total Capital Goods		190,276

Commercial & Professional Services—1.8%
ABM Industries, Inc.	1,400	22,960
Standard Register Co.	1,834	8,400
SYKES Enterprises, Inc. *	842	14,002

Total Commercial & Professional Services		45,362

Consumer Durables & Apparel—1.6%
FGX International Holdings Ltd. *	1,044	12,131
Hasbro, Inc.	1,102	27,627

Total Consumer Durables & Apparel		39,758

Consumer Services—8.4%
Apollo Group, Inc. Class A*	326	25,536
Darden Restaurants, Inc.	1,300	44,538
DeVry, Inc.	340	16,381
H&R Block, Inc.	810	14,734
McDonald’s Corp.	1,682	91,787
Strayer Education, Inc.	76	13,670

Total Consumer Services		206,646

See Notes to Schedule of Investments.

Investments	Shares	Value

Diversified Financials—1.2%
Ezcorp, Inc. *	900	$10,413
Financial Federal Corp.	604	12,793
Life Partners Holdings, Inc.	408	6,960

Total Diversified Financials		30,166

Energy—4.4%
Teekay Tankers Ltd. Class A	972	9,244
Southwestern Energy Co.*	688	20,427
World Fuel Services Corp.	2,522	79,770

Total Energy		109,441

Food & Staples Retailing—9.2%
BJ’s Wholesale Club, Inc. *	1,448	46,322
Wal-Mart Stores, Inc.	3,488	181,724

Total Food & Staples Retailing		228,046

Food Beverage & Tobacco—3.5%
Cal-Maine Foods, Inc.	560	12,538
General Mills, Inc.	1,204	60,056
National Beverage Corp.*	1,606	14,727

Total Food Beverage & Tobacco		87,321

Health Care Equipment & Service—5.1%
Almost Family, Inc. *	308	5,880
Bio-Reference Labs, Inc. *	556	11,626
Computer Programs & Systems, Inc.	504	16,768
CryoLife Inc*	1,508	7,811
Cyberonics Inc.*	840	11,147
Gentiva Health Services, Inc. *	656	9,971
Landauer, Inc.	194	9,832
LHC Group, Inc. *	422	9,402
SXC Health Solutions Corp. *	954	20,549
Thoratec Corp.*	492	12,639
Vascular Solutions Inc. *	1,546	9,462

Total Health Care Equipment & Service		125,087

Insurance—1.7%
American Physicians Service Group, Inc.	650	12,460
Amerisafe, Inc. *	664	10,172
Crawford & Co. Class B *	1,162	7,809
Infinity Property & Casualty Corp.	360	12,215

Total Insurance		42,656

Materials—1.9%
Compass Minerals International, Inc.	260	14,656
FMC Corp.	534	23,037
Innophos Holdings, Inc.	904	10,197

Total Materials		47,890

See Notes to Schedule of Investments.

Investments	Shares	Value

Media—1.2%
Marvel Entertainment, Inc.*	510	$13,541
Mediacom Communications Corp. Class A *	3,990	16,079

Total Media		29,620

Pharmaceuticals, Biotechnology—10.2%
Amgen, Inc. *	1,194	59,127
AstraZeneca Plc (a)	3,092	109,612
Cubist Pharmaceuticals, Inc. *	616	10,078
Emergent Biosolutions, Inc. *	560	7,566
Gilead Sciences, Inc.*	670	31,034
Myriad Genetics, Inc. *	424	19,279
Questcor Pharmaceuticals, Inc.*	1,542	7,587
Viropharma, Inc. *	1,024	5,376

Total Pharmaceuticals, Biotechnology		249,659

Real Estate—1.0%
Investors Real Estate Trust (b)	1,358	13,389
Urstadt Biddle Properties, Inc. Class A (b)	880	11,810

Total Real Estate		25,199

Retailing—28.2%
Autozone, Inc. *	250	40,655
Buckle, Inc.	726	23,181
Citi Trends, Inc. *	1,138	26,049
Collective Brands, Inc. *	2,006	19,538
Dollar Tree Inc.*	744	33,145
Fred’s, Inc. Class A	1,758	19,830
Gymboree Corp. *	666	14,219
Hibbett Sports, Inc. *	890	17,106
Home Depot, Inc.	7,738	182,308
Hot Topic, Inc.*	1,806	20,209
Jo-Ann Stores, Inc. *	1,376	22,484
Jos. A. Bank Clothiers, Inc.*	514	14,294
Lowe’s Cos., Inc.	8,012	146,220
NetFlix, Inc. *	558	23,949
99 Cents Only Stores *	1,706	15,763
PetMed Express, Inc. *	776	12,788
Ross Stores, Inc.	1,198	42,985
Wet Seal, Inc. Class A *	5,396	18,131

Total Retailing		692,854

Semiconductors & Semiconductor Equipment—0.6%
NVE Corp.*	484	13,944

Software & Services—6.7%
Accenture Ltd., Class A	3,218	88,463
CSG Systems International, Inc. *	910	12,995
NETEASE.COM, Inc. (a) *	750	20,138
Quality Systems, Inc.	360	16,290
Sohu.com, Inc. *	314	12,971
TeleCommunication Systems, Inc. Class A *	1,624	14,892

Total Software & Services		165,749

See Notes to Schedule of Investments.

Investments	Shares	Value

Technology Hardware & Equipment—1.0%
InterDigital, Inc. *	522	$13,478
Seachange International, Inc.*	2,026	11,589

Total Technology Hardware & Equipment		25,067

Telecommunication Services—0.5%
Shenandoah Telecommunications Co.	512	11,674

Transportation—1.1%
Allegiant Travel Co. *	368	16,729
Genesee & Wyoming, Inc. Class A*	488	10,370

Total Transportation		27,099

Utilities—1.5%
California Water Service Group.	354	14,818
New Jersey Resources Corp.	666	22,631

Total Utilities		37,449

Total Investments—99.6% (Cost $2,585,680)		2,458,805

Other Assets in Excess of Liabilities—0.4%		9,325

Net Assets—100.0%		$2,468,130

*	Non-income producing security.
(a)	American Depository Receipt.
(b)	Real Estate Investment Trust.

See Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1.              ORGANIZATION

The RevenueShares ETF Trust, (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares.  The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of six active funds (collectively, the “Funds” and each individually a “Fund”).  The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund are not. The Funds commenced operations on February 22, 2008 for RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, November 10, 2008 for RevenueShares Financials Sector Fund, November 18, 2008 for RevenueShares ADR Fund and January 21, 2009 for RevenueShares Navellier Overall A-100 Fund.

The objective of the Funds, (RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund) is to outperform the total return performance of the Fund’s corresponding benchmark (Standard & Poor’s (“S&P”) 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, S&P 500 Financials Index, S&P ADR Index, and the Navellier Overall A-100 Index, respectively).

2.              SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent.  The Bank of New York Mellon Corp. calculates each Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. New York City Time) every day the New York Stock exchange is open.  Security holdings traded on a national securities exchange are valued based on their last sale price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price.  Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees.

Investment Transactions — Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

3.              FAIR VALUE MEASUREMENT

The Financial Accounting Standard Board’s (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurement” establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements.  The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following summarizes inputs used as of March 31, 2009 in valuing the Funds’ assets carried at fair value:

	RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund
Valuation inputs	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*
Level 1 - Quoted Prices	$36,482,449	—	$11,951,934	—	$10,302,652	—
Level 2 - Other Significant Observable Inputs	—	—	—	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—
Total	$36,482,449	—	$11,951,934	—	$10,302,652	—

	RevenueShares Financials Sector Fund		RevenueShares ADR Fund		RevenueShares Navellier Overall A-100 Fund
Valuation inputs	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*
Level 1 - Quoted Prices	$3,195,339	—	$2,305,213	—	$2,458,805	—
Level 2 - Other Significant Observable Inputs	—	—	—	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—
Total	$3,195,339	—	$2,305,213	—	$2,458,805	—

* Other financial investments include futures, forwards and swap contracts.

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

4.              FEDERAL INCOME TAX

At March 31, 2009 the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same, for book purposes, as indicated below:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
RevenueShares Large Cap Fund	$48,653,718	$511,503	$(12,682,772)	$(12,171,269)
RevenueShares Mid Cap Fund	14,440,832	374,821	(2,863,719)	(2,488,898)
RevenueShares Small Cap Fund	12,478,335	479,054	(2,654,737)	(2,175,683)
RevenueShares Financials Sector Fund	3,921,091	146,880	(872,632)	(725,752)
RevenueShares ADR Fund	2,448,688	140,937	(284,412)	(143,475)
RevenueShares Navellier Overall A-100 Fund	2,585,680	133,774	(260,649)	(126,875)

FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. Management’s determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

5.              ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).  FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In May 2008, the FASB issued SFAS No. 162, “The Hierarchy of Generally accepted Accounting Principles” (“SFAS 162”). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statement of nongovernmental entities that are presented in conformity with GAAP in the United States. SFAS 162 became effective on November 15, 2008. Management has evaluated SFAS 162 and does not expect it to materially impact the Trust’s financial statements.

In September 2008, FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS No. 161 (“FSP 133-1”). FSP 133-1 requires more detailed disclosures about the Fund’s use of credit derivatives

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

when the Fund is a protection seller. The enhanced disclosures include for each credit derivative, its nature (including its terms and its current status with respect to payment/performance risk), the maximum potential amount of undiscounted future payments the Fund could be required to make, its fair value and any associated collateral held by the Fund, or by third parties, FSP 133-1 is effective for fiscal periods and interim periods ending after November 15, 2008. Management is currently evaluating the impact the adoption of FSP 133-1 will have on its financial statements and disclosure.

6.              ADDITIONAL INFORMATION

The schedule of investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Funds’ audited annual report. This report includes additional information about the Funds.

Item 2.    Controls and Procedures.

(a)          The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RevenueShares ETF Trust

By:	/s/ Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date:	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date:	May 19, 2009

By:	/s/ Christopher Lanza
Christopher Lanza
Principal Financial Officer

Date:	May 19, 2009